United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Hermes Total Return Series, Inc.

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/22

Date of Reporting Period: 09/30/22

Item 1.	Reports to Stockholders

Annual Shareholder Report
September 30, 2022

Share Class | Ticker	A | FGFSX	Institutional | FGFIX	R6 | FGFMX

Federated Hermes Core Bond Fund
Fund Established 1997

A Portfolio of Federated Hermes Total Return Series, Inc.
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from October 1, 2021 through September 30, 2022. This report includes Management’s Discussion of Fund Performance, a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes Core Bond Fund (the “Fund”), based on net asset value for the 12-month reporting period ended September 30, 2022, was -15.17% for the Class A Shares, -14.94% for the Institutional Shares and -15.24% for the Class R6 Shares. The -14.94% total return of the Institutional Shares for the reporting period consisted of 3.08% in taxable dividends and -18.02% of price depreciation in the net asset value of the shares. The Bloomberg US Aggregate Bond Index (BAB),1 the Fund’s broad-based securities market index benchmark, returned -14.60% for the same period. The total return of the Morningstar Intermediate Core Bond Funds Average (MICBFA),2 a peer group average for the Fund, was -14.86% for the same period. The Fund’s and the MICBFA’s total returns for the reporting period reflected actual cash flows, transaction costs and expenses not reflected in the total return of the BAB.
During the reporting period, the Fund’s investment strategy focused on: (a) duration strategy;3 (b) sector allocation; and (c) security selection. These were the most significant factors affecting the Fund’s performance relative to the BAB.
The following discussion will focus on the performance of the Fund’s Institutional Shares relative to the BAB.
MARKET OVERVIEW
The extremely strong but short-term boost to economic growth that resulted from the pandemic reopening came to a quick end during the fiscal year as 7% quarterly growth for the fourth quarter of 2021 was followed by two consecutive negative quarterly gross domestic product prints to start 2022. While meeting the technical definition of a recession, broader economic indicators showed continued growth, albeit at a slower pace. The unemployment rate dropped from 4.7% at the start of the reporting period to 3.5% at the end of the period. This drop in unemployment was accompanied by an improvement in the labor force participation rate from 61.7% to 62.3% as more Americans entered the workforce due to extremely strong labor demand. Consumer demand remained strong, although there was a pronounced demand shift from products to services as reopening allowed for greater travel and in-person services. Supply chain problems eased somewhat during the fiscal year although reverberations from the restart persisted.
The global economy was hit hard during the fiscal year due to the effects of the Russian invasion of Ukraine in early 2022. The impact on commodities in general, and energy commodities in particular, was acute. Russia, Belarus and Ukraine are major producers of energy, agriculture and fertilizer commodities. The higher prices of those commodities flowed quickly through to consumers, pushing up already high levels of inflation. In Europe, the already elevated
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price for natural gas was amplified dramatically by, first, a curtailment and, finally, a cutoff of pipeline supply. Unlike oil that is more easily transported, natural gas cannot be easily transported, and the cutoff of Russian supplies to Europe had a profound impact on the highly industrialized European economy. The negative economic shock in Europe was accompanied by slow growth in China due to economic and mobility implications of China’s zero-Covid policy.
Despite significant international drags on U.S. economic growth, the most significant drivers of the slowdown were domestic. Extremely high inflation caused significant strains on consumer and corporate finances. The Federal Reserve (the “Fed”) acknowledged it was late in responding to what it expected to be transitory inflation. But once it became clear the inflation problem is durable, the Fed pivoted and responded by tightening monetary policy at a rapid pace. The main tool the Fed used to implement monetary policy was the federal funds target rate. Starting in the first quarter of 2022, the Fed raised the federal funds target rate five times during the fiscal year for a total 3% increase. The Fed also indicated it is not yet done raising the federal funds target rate. In addition to raising the federal funds target rate, the Fed also started to shrink the size of its balance sheet. During the past two recessions, the Fed responded by expanding its balance sheet by purchasing Treasuries and mortgage-backed securities (MBS) in a policy of “quantitative easing.” It is now pursuing a policy of “quantitative tightening” whereby it is allowing its balance sheet to shrink. During the reporting period, the Fed allowed its balance sheet to shrink by approximately $170 billion from its peak size in April 2022. While the Fed did not actively sell any securities it holds during the period, it stated multiple times that it could do so in the future. By raising the federal funds target rate and shrinking the size of its balance sheet during the fiscal year, the Fed demonstrated that it is focused on bringing inflation down to its 2% long-term target.
During the reporting period, the 2- and 10-year U.S. Treasury yields increased 400 and 234 basis points to yield 4.28% and 3.83%, respectively. 4
Duration
The Fund maintained a shorter than benchmark duration for the fiscal year when interest rates rose over the reporting period. This positioning positively contributed to Fund performance during the period.
The Fund used derivatives5 as a tool to assist in managing Fund duration and yield curve exposure.6 The principal derivatives the Fund used for this purpose are Treasury futures contracts and options on Treasury futures contracts. For the reporting period, the use of futures contracts negatively contributed to Fund performance. The Fund did not use options contracts during the period.
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SECTOR ALLOCATION
During the reporting period, the Fund maintained a large overweight position in commercial mortgages, such as mortgages on hotel, office building or multi-family properties, relative to the Fund’s benchmark. The Fund gained exposure to commercial mortgages both by investing directly in commercial MBS (CMBS) securities as well as using CMBX swaps, a type of derivative. Credit spreads on commercial mortgages widened during the period, contributing negatively to Fund performance.7 In addition, the Fund’s specific exposure to CMBX swaps negatively contributed to Fund performance. The Fund had an overweight position in corporate bonds during the fiscal year relative to the Fund’s benchmark. As corporate spreads widened during the reporting period, the overweight exposure negatively contributed to Fund performance. Overall, sector allocation had a significant negative impact on Fund performance compared to the BAB.
SECURITY SELECTION
During the reporting period, within the CMBS sector, the Fund allocated a higher share of Fund assets to CMBS that were not government guaranteed. The non-government-guaranteed CMBS underperformed CMBS that were government guaranteed.8 Security selection within the Fund’s agency MBS holdings was positive. Overall, security selection made a negative contribution to Fund performance.
1
Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BAB.
2
Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the Morningstar peer group.
3
Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
4
Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
5
The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
6
The yield curve is a graph showing the comparative yields of securities in a particular class according to maturity. Securities on the long end of the yield curve have longer maturities.
7
The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
8
Fund shares are not guaranteed by the U.S. government.
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FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes Core Bond Fund (the “Fund”) from September 30, 2012 to September 30, 2022, compared to the Bloomberg US Aggregate Bond Index (BAB)2 and the Morningstar Intermediate Core Bond Funds Average (MICBFA).3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of September 30, 2022

◾ Total returns shown for Class A Shares include the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550).
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of additional classes not shown in the line graph above.
Average Annual Total Returns for the Period Ended 9/30/2022
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	-19.03%	-1.77%	-0.11%
Institutional Shares	-14.94%	-0.56%	0.66%
Class R6 Shares[4]	-15.24%	-0.78%	0.55%
BAB	-14.60%	-0.27%	0.89%
MICBFA	-14.86%	-0.40%	0.77%
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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1
Represents a hypothetical investment of $10,000 in the Fund after deducting the applicable sales charge: For Class A Shares, the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund’s performance assumes the reinvestment of all dividends and distributions. The BAB and the MICBFA have been adjusted to reflect reinvestment of dividends on securities in the index and average. The Fund’s former Service Shares were re-designated as the Class A Shares effective May 27, 2021. For the periods prior to the re-designation the performance information shown for the Class A Shares is for the Fund’s former Service Shares and has not been adjusted, except that it includes Class A sales charges.
2
The BAB is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities and commercial mortgage-backed securities. The index is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3
The Morningstar figures represent the average of the total returns reported by all the funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges. The Morningstar figures in the Growth of a $10,000 Investment line graph are based on historical return information published by Morningstar and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Morningstar as falling into the category can change over time, the Morningstar figures in the line graph may not match the Morningstar figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
4
The Fund’s Class R6 Shares commenced operations on November 26, 2021. For the periods prior to the commencement of operations of the Class R6 Shares, the performance information shown is for the fund’s Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the expenses applicable to the Class R6 Shares since the Class R6 Shares have a lower expense ratio than the expense ratio of the Institutional Shares.
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Portfolio of Investments Summary Table (unaudited)
At September 30, 2022, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
U.S. Government Agency Mortgage-Backed Securities	31.6%
U.S. Treasury Securities	25.5%
Corporate Bonds	18.8%
Non-Agency Commercial Mortgage-Backed Security	8.1%
Agency Risk Transfer Security	3.5%
Asset-Backed Securities	2.0%
Collateralized Mortgage Obligations	1.3%
U.S. Government Agency Adjustable Rate Mortgages	0.7%
Foreign Governments/Agencies	0.3%
Non-Agency Mortgage-Backed Securities	0.1%
Cash Equivalents[3]	11.2%
Derivative Contracts[4]	(0.7)%
Repurchase Agreement[5]	0.0%
Other Assets and Liabilities—Net[6]	(2.4)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets are not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company.
Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3	Cash Equivalents include any investments in money market mutual funds.
4
Derivative contracts may consist of futures, forwards, written options and swaps. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

5	Represents less than 0.1%.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
September 30, 2022
Principal Amount or Shares		Value
	U.S. TREASURIES— 25.5%
	U.S. Treasury Bonds— 8.7%
$ 615,000	1.750%, 8/15/2041	$ 420,410
750,000	2.375%, 11/15/2049	564,258
	TOTAL	984,668
	U.S. Treasury Notes— 16.8%
920,000	1.250%, 8/15/2031	743,475
1,000,000	2.500%, 3/31/2027	933,594
250,000	3.000%, 7/15/2025	241,543
	TOTAL	1,918,612
	TOTAL U.S. TREASURIES (IDENTIFIED COST $3,353,196)	2,903,280
	COMMERCIAL MORTGAGE-BACKED SECURITY— 8.1%
	Non-Agency Commercial Mortgage-Backed Security— 8.1%
1,000,000	Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036 (IDENTIFIED COST $1,029,990)	925,107
	MORTGAGE-BACKED SECURITIES— 6.8%
	Federal Home Loan Mortgage Corporation— 4.4%
249,999	2.500%, 12/1/2051	210,106
245,479	3.000%, 7/1/2051	214,265
13,455	7.500%, 1/1/2027	13,978
1,737	7.500%, 1/1/2031	1,847
647	7.500%, 1/1/2031	680
1,161	7.500%, 1/1/2031	1,232
12,061	7.500%, 2/1/2031	12,834
49,781	7.500%, 2/1/2031	52,801
	TOTAL	507,743
	Federal National Mortgage Association— 1.7%
15,520	5.000%, 4/1/2036	15,583
117,823	5.500%, 11/1/2035	120,641
22,433	6.000%, 2/1/2026	22,926
1,848	6.000%, 5/1/2036	1,923
379	6.500%, 7/1/2029	393
646	6.500%, 5/1/2030	670
1,294	6.500%, 2/1/2031	1,350
2,642	6.500%, 4/1/2031	2,757
190	6.500%, 4/1/2031	199
3,358	6.500%, 5/1/2031	3,503
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Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES— continued
		Federal National Mortgage Association— continued
$ 3,105		6.500%, 6/1/2031	$ 3,237
6,110		6.500%, 7/1/2031	6,395
746		6.500%, 8/1/2031	773
731		7.000%, 4/1/2029	768
3,688		7.000%, 5/1/2029	3,854
1,796		7.000%, 2/1/2030	1,892
1,754		8.000%, 12/1/2026	1,826
		TOTAL	188,690
		Government National Mortgage Association— 0.7%
5,907		5.000%, 7/15/2023	5,914
4,803		7.000%, 10/15/2028	4,977
949		7.000%, 12/15/2028	985
2,556		7.000%, 2/15/2029	2,629
1,121		7.000%, 6/15/2029	1,165
3,749		8.000%, 10/15/2030	3,965
52,932		8.000%, 11/15/2030	56,212
		TOTAL	75,847
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $793,838)	772,280
		AGENCY RISK TRANSFER SECURITY— 3.5%
388,027	[1]	Fannie Mae - CAS 2016-C04, Class 1M2, 7.334% (1-month USLIBOR +4.250%), 1/25/2029 (IDENTIFIED COST $411,960)	398,947
		ASSET-BACKED SECURITIES— 1.1%
		Auto Receivables— 0.4%
$ 50,000		CarMax Auto Owner Trust 2021-1, Class D, 1.280%, 7/15/2027	45,397
		Single Family Rental Security— 0.7%
100,000		Progress Residential Trust 2022-SFR1, Class E1, 3.930%, 2/17/2041	82,220
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $148,945)	127,617
	[1]	ADJUSTABLE RATE MORTGAGES— 0.7%
		Federal Home Loan Mortgage Corporation ARM— 0.1%
14,028		3.965%, 7/1/2035	14,226
		Federal National Mortgage Association ARM— 0.6%
44,450		2.550%, 2/1/2036	45,686
18,881		3.995%, 7/1/2034	19,182
		TOTAL	64,868
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $77,360)	79,094
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Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS— 0.2%
		Federal National Mortgage Association— 0.1%
$ 15,719		REMIC, Series 1999-13, Class PH, 6.000%, 4/25/2029	$ 15,934
		Non-Agency Mortgage-Backed Securities— 0.1%
58,896		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	6,204
3,313	[2]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	643
		TOTAL	6,847
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $76,892)	22,781
		INVESTMENT COMPANIES— 54.8%
234,627		Federated Hermes Corporate Bond Strategy Portfolio	2,200,797
824,306		Federated Hermes Government Obligations Fund, Class Premier, 2.86%[3]	824,306
389,131		Mortgage Core Fund	3,233,680
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $7,316,734)	6,258,783
		TOTAL INVESTMENT IN SECURITIES—100.7% (IDENTIFIED COST $13,208,915)[4]	11,487,889
		OTHER ASSETS AND LIABILITIES - NET—(0.7)%[5]	(74,537)
		TOTAL NET ASSETS—100%	$11,413,352
At September 30, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Long Futures:
[2]United States Treasury Long Bond Long Futures	1	$126,406	December 2022	$(9,471)
[2]United States Treasury Notes 2-Year Long Futures	3	$616,172	December 2022	$(2,373)
[2]United States Treasury Notes 5-Year Long Futures	4	$430,031	December 2022	$(6,985)
[2]United States Treasury Notes 10-Year Long Futures	3	$336,188	December 2022	$(15,851)
Short Futures:
[2]United States Treasury Notes 10-Year Ultra Short Futures	1	$118,484	December 2022	$(190)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(34,870)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
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Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended September 30, 2022, were as follows:
	Federated Hermes Corporate Bond Strategy Portfolio	Federated Hermes Government Obligations Fund, Premier Shares	Mortgage Core Fund	Total of Affiliated Transactions
Value as of 9/30/2021	$6,228,970	$1,155,308	$0	$7,384,278
Purchases at Cost	$750,000	$7,991,111	$3,904,950	$12,646,061
Proceeds from Sales	$(3,600,000)	$(8,322,113)	$(250,000)	$(12,172,113)
Change in Unrealized Appreciation/Depreciation	$(643,292)	N/A	$(416,905)	$(1,060,197)
Net Realized Gain/(Loss)	$(534,881)	N/A	$(4,365)	$(539,246)
Value as of 9/30/2022	$2,200,797	$824,306	$3,233,680	$6,258,783
Shares Held as of 9/30/2022	234,627	824,306	389,131	1,448,064
Dividend Income	$161,944	$5,633	$54,950	$222,527
Gain Distributions Received	$53,268	$—	$—	$53,268
The Fund invests in Mortgage Core Fund (MBCORE), a diversified portfolio of Federated Hermes Core Trust (the “Trust”) which is also managed by the Adviser. The investment objective of MBCORE is to provide total return. Income distributions from MBCORE are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of MBCORE, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. At September 30, 2022, MBCORE represents 28.3% of the Fund’s net assets. Therefore, the performance of the Fund is directly affected by the performance of MBCORE. A copy of MBCORE’s financial statements is available on the EDGAR Database on the SEC’s website or upon request from the Fund.
1
Floating/adjustable note with current rate and current maturity or next reset date shown.
Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	Non-income-producing security.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $13,209,585.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
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The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$2,903,280	$—	$2,903,280
Commercial Mortgage-Backed Security	—	925,107	—	925,107
Mortgage-Backed Securities	—	772,280	—	772,280
Agency Risk Transfer Security	—	398,947	—	398,947
Asset-Backed Securities	—	127,617	—	127,617
Adjustable Rate Mortgages	—	79,094	—	79,094
Collateralized Mortgage Obligations	—	22,781	—	22,781
Investment Companies	6,258,783	—	—	6,258,783
TOTAL SECURITIES	$6,258,783	$5,229,106	$—	$11,487,889
Other Financial Instruments:[1]
Liabilities	$(34,870)	$—	$—	$(34,870)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(34,870)	$—	$—	$(34,870)

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
CAS	—Connecticut Avenue Securities
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Class A Shares1
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$9.87	$9.77	$9.63	$9.25	$9.59
Income From Investment Operations:
Net investment income (loss)	0.17[2]	0.12[2]	0.17[2]	0.23	0.22
Net realized and unrealized gain (loss)	(1.64)	0.17	0.20	0.39	(0.33)
Total From Investment Operations	(1.47)	0.29	0.37	0.62	(0.11)
Less Distributions:
Distributions from net investment income	(0.31)	(0.19)	(0.23)	(0.24)	(0.23)
Net Asset Value, End of Period	$8.09	$9.87	$9.77	$9.63	$9.25
Total Return[3]	(15.17)%	2.94%	3.89%	6.82%	(1.19)%
Ratios to Average Net Assets:
Net expenses[4]	0.58%	0.62%	0.66%	0.80%	0.81%
Net investment income	1.88%	1.24%	1.75%	2.46%	2.33%
Expense waiver/reimbursement[5]	2.18%	1.47%	1.11%	0.69%	0.44%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,671	$2,521	$4,534	$4,540	$7,143
Portfolio turnover[6]	131%	216%	333%	391%[7]	72%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[6]	68%	82%	203%	186%	18%

1	The Fund’s former Service Shares were re-designated as Class A Shares, effective May 27, 2021.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
7	The portfolio turnover rate was higher from the prior year as a result of significant client activity and asset reduction.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$9.88	$9.78	$9.63	$9.25	$9.59
Income From Investment Operations:
Net investment income (loss)	0.19[1]	0.15[1]	0.21[1]	0.26	0.25
Net realized and unrealized gain (loss)	(1.64)	0.16	0.20	0.39	(0.33)
Total From Investment Operations	(1.45)	0.31	0.41	0.65	(0.08)
Less Distributions:
Distributions from net investment income	(0.33)	(0.21)	(0.26)	(0.27)	(0.26)
Net Asset Value, End of Period	$8.10	$9.88	$9.78	$9.63	$9.25
Total Return[2]	(14.94)%	3.23%	4.30%	7.14%	(0.89)%
Ratios to Average Net Assets:
Net expenses[3]	0.33%	0.33%	0.37%	0.50%	0.51%
Net investment income	2.10%	1.53%	2.15%	2.75%	2.63%
Expense waiver/reimbursement[4]	2.12%	1.34%	0.84%	0.48%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$9,742	$17,173	$22,347	$44,841	$90,789
Portfolio turnover[5]	131%	216%	333%	391%[6]	72%
Portfolio turnover (excluding purchases and sales from dollar- roll transactions)[5]	68%	82%	203%	186%	18%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
6	The portfolio turnover rate was higher from the prior year as a result of significant client activity and asset reduction.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout the Period)
Period Ended 9/30/2022[1]
Net Asset Value, Beginning of Period	$9.79
Income From Investment Operations:
Net investment income (loss)	0.30[2]
Net realized and unrealized gain (loss)	(1.76)
Total From Investment Operations	(1.46)
Less Distributions:
Distributions from net investment income	(0.32)
Net Asset Value, End of Period	$8.01
Total Return[3]	(15.24)%
Ratios to Average Net Assets:
Net expenses[4]	0.32%[5]
Net investment income	3.85%[5]
Expense waiver/reimbursement[6]	2.28%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$0[7]
Portfolio turnover[8]	131%[9]
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[8]	68%

1
Reflects operations for the period from November 26, 2021 (commencement of operations) to
September 30, 2022. Certain ratios included in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized gain/loss amounts. Such differences are immaterial.

2	Per share number has been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Represents less than $1,000.
8	Securities that mature are considered sales for purposes of this calculation.
9	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended September 30, 2022.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Statement of Assets and Liabilities
September 30, 2022

Assets:
Investment in securities, at value including $6,258,783 of investments in affiliated holdings* (identified cost $13,208,915)	$11,487,889
Income receivable	36,031
Income receivable from affiliated holdings	15,784
Receivable for investments sold	67
Receivable for shares sold	148
Prepaid expenses	1,239
Total Assets	11,541,158
Liabilities:
Payable for investments purchased	8,286
Payable for shares redeemed	15,045
Payable to bank	25,033
Payable for variation margin on futures contracts	2,830
Income distribution payable	12,964
Payable to adviser (Note 5)	2,222
Payable for administrative fee (Note 5)	25
Payable for transfer agent fees	7,465
Payable for legal fees	968
Payable for portfolio accounting fees	37,189
Payable for other service fees (Notes 2 and 5)	366
Payable for share registration costs	15,413
Total Liabilities	127,806
Net assets for 1,409,873 shares outstanding	$11,413,352
Net Assets Consist of:
Paid-in capital	$15,911,528
Total distributable earnings (loss)	(4,498,176)
Total Net Assets	$11,413,352
Annual Shareholder Report
15

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($1,671,112 ÷ 206,571), $0.001 par value, 500,000,000 shares authorized	$8.09
Offering price per share (100/95.50 of $8.09)	$8.47
Redemption proceeds per share	$8.09
Institutional Shares:
Net asset value per share ($9,742,158 ÷ 1,203,292), $0.001 par value, 1,000,000,000 shares authorized	$8.10
Offering price per share	$8.10
Redemption proceeds per share	$8.10
Class R6 Shares:[1]
Net asset value per share ($82 ÷ 10), $0.001 par value, 500,000,000 shares authorized	$8.01
Offering price per share	$8.01
Redemption proceeds per share	$8.01

*	See information listed after the Fund’s Portfolio of Investments.
1	Actual net asset value per share presented differs from calculated net asset value per share due to rounding.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Statement of Operations
Year Ended September 30, 2022

Investment Income:
Dividends received from affiliated holdings*	$222,527
Interest	142,987
TOTAL INCOME	365,514
Expenses:
Investment adviser fee (Note 5)	52,415
Administrative fee (Note 5)	12,363
Custodian fees	10,147
Transfer agent fees (Note 2)	19,984
Directors’/Trustees’ fees (Note 5)	2,435
Auditing fees	34,031
Legal fees	8,022
Portfolio accounting fees	114,254
Other service fees (Notes 2 and 5)	5,163
Share registration costs	87,753
Printing and postage	19,415
Taxes	200
Miscellaneous (Note 5)	8,007
TOTAL EXPENSES	374,189
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(52,415)
Reimbursement of other operating expenses (Notes 2 and 5)	(266,436)
TOTAL WAIVER AND REIMBURSEMENTS	(318,851)
Net expenses	55,338
Net investment income	310,176
Annual Shareholder Report
17

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Contracts:
Net realized loss on investments (including net realized loss of $(539,246) on sales of investments in affiliated holdings*)	$(930,185)
Net realized gain on futures contracts	19,620
Net realized loss on swap contracts	(84,575)
Realized gain distribution from affiliated investment company shares*	53,268
Net change in unrealized depreciation of investments (including net change in unrealized appreciation of $(1,060,197) on investments in affiliated holdings*)	(1,615,095)
Net change in unrealized depreciation of futures contracts	(25,587)
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(2,582,554)
Change in net assets resulting from operations	$(2,272,378)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Statement of Changes in Net Assets

Year Ended September 30	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$310,176	$350,315
Net realized gain (loss)	(941,872)	1,226,935
Net change in unrealized appreciation/depreciation	(1,640,682)	(760,438)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(2,272,378)	816,812
Distributions to Shareholders:
Class A Shares[1]	(69,761)	(69,841)
Institutional Shares	(465,604)	(433,386)
Class R6 Shares[2]	(3)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(535,368)	(503,227)
Share Transactions:
Proceeds from sale of shares	610,327	2,410,257
Net asset value of shares issued to shareholders in payment of distributions declared	375,617	374,062
Cost of shares redeemed	(6,457,902)	(10,285,290)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(5,471,958)	(7,500,971)
Change in net assets	(8,279,704)	(7,187,386)
Net Assets:
Beginning of period	19,693,056	26,880,442
End of period	$11,413,352	$19,693,056

1	The Fund’s former Service Shares were re-designated as Class A Shares, effective May 27, 2021.
2	The Fund’s R6 Class commenced operations on November 26, 2021.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Notes to Financial Statements
September 30, 2022
1. ORGANIZATION
Federated Hermes Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Hermes Core Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.
The Fund’s Class R6 Shares commenced operations on November 26, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation
Annual Shareholder Report
20

committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the
Annual Shareholder Report
21

NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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22

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $318,851 is disclosed in various locations in this Note 2 and in Note 5.
Transfer Agent Fees
For the year ended September 30, 2022, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$2,830	$(701)
Institutional Shares	17,153	(4,352)
Class R6 Shares	1	—
TOTAL	$19,984	$(5,053)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A and Institutional Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended September 30, 2022, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$5,163
For the year ended September 30, 2022, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended September 30, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax
Annual Shareholder Report
23

liabilities as income tax expense in the Statement of Operations. As of September 30, 2022, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund uses credit default swaps to manage market and sector/asset class risks by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these
Annual Shareholder Report
24

agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum exposure to loss of the notional value of credit default swaps outstanding at September 30, 2022, is $0. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Swap contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. The cash or securities deposited in a segregated account, offsets the amount due to the broker reducing the net settlement amount to zero.
At September 30, 2022, the Fund had no outstanding swap contracts.
The average notional amount of swap contracts held by the Fund throughout the period was $538,462. This is based on amounts held as of each month-end throughout the fiscal period.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Annual Shareholder Report
25

Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $1,409,669 and $219,416, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Option Contracts
The Fund buys or sells put and call options to manage duration and yield curve risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
For the year ended September 30, 2022, the Fund had no purchased or written option contracts.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
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26

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liabilities
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for variation margin on futures contracts	$34,870*

*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the
Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended September 30, 2022
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Purchased Options Contracts[1]	Total
Interest rate contracts	$—	$19,620	$2,486	$22,106
Credit contracts	(84,575)	—	—	(84,575)
TOTAL	$(84,575)	$19,620	$2,486	$(62,469)

1	The net realized gain on Purchased Options Contracts is found within the Net realized loss on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(25,587)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
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27

3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Year Ended 9/30/2022		Year Ended 9/30/2021[1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	12,986	$113,925	41,472	$411,797
Shares issued to shareholders in payment of distributions declared	4,813	43,494	4,350	43,159
Shares redeemed	(66,501)	(610,100)	(254,477)	(2,522,533)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(48,702)	$(452,681)	(208,655)	$(2,067,577)
	Year Ended 9/30/2022		Year Ended 9/30/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	51,903	$496,302	200,476	$1,998,460
Shares issued to shareholders in payment of distributions declared	36,372	332,123	33,348	330,903
Shares redeemed	(623,035)	(5,847,802)	(781,278)	(7,762,757)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(534,760)	$(5,019,377)	(547,454)	$(5,433,394)
	Period Ended 9/30/2022[2]		Year Ended 9/30/2021
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	10	$100	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	—	—	—	—
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	10	$100	—	$—
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(583,452)	$(5,471,958)	(756,109)	$(7,500,971)

1	The Fund’s former Service Shares were re-designated as Class A Shares, effective May 27, 2021.
2	Reflects operations for the period from November 26, 2021 (commencement of operations) to September 30, 2022.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2022 and 2021, was as follows:
	2022	2021
Ordinary income	$535,368	$503,227
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28

As of September 30, 2022, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$987
Net unrealized depreciation	$(1,721,696)
Capital loss carryforwards	$(2,777,467)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the mark-to-market of futures contracts and differing treatments for deferral of losses on wash sales.
At September 30, 2022, the cost of investments for federal tax purposes was $13,209,585. The net unrealized depreciation of investments for federal tax purposes was $1,721,696. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,043 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,735,739. The amounts presented are inclusive of derivative contracts.
As of September 30, 2022, the Fund had a capital loss carryforward of $2,777,467 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$2,311,343	$466,124	$2,777,467
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.35% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields.
For the year ended September 30, 2022, the Adviser voluntarily waived $52,209 of its fee, voluntarily reimbursed $5,053 of transfer agent fees and voluntarily reimbursed $261,383 of other operating expenses.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended September 30, 2022, the Adviser reimbursed $206.
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29

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2022, the annualized fee paid to FAS was 0.083% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares to finance activities intended to result in the sale of these shares. Effective May 27, 2021, in connection with the re-designation of Service Shares as Class A Shares, the distribution expense under the plan was reduced from 0.25% to 0.05% of average daily net assets annually. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2022, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Directors.
Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended September 30, 2022, FSC did not retain sales charges from the sale of the Class A Shares.
Other Service Fees
For the year ended September 30, 2022, FSSC received $252 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed
Annual Shareholder Report
30

0.58%, 0.33% and 0.32% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2023 or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2022, were as follows:
Purchases	$4,753,914
Sales	$3,869,440
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of September 30, 2022, the Fund had no outstanding loans. During the year ended September 30, 2022, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2022, there were no outstanding loans. During the year ended September 30, 2022, the program was not utilized.
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9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
11. Recent Accounting Pronouncements
In January 2021, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2021-01 “Reference Rate Reform (Topic 848)”. ASU No. 2021-01 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2021-01 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2022. Management does not expect ASU No. 2021-01 to have a material impact on the financial statements.
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32

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Federated Hermes Total Return Series, Inc. and the Shareholders of Federated Hermes Core Bond Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Core Bond Fund (the Fund), a portfolio of Federated Hermes Total Return Series, Inc., including the portfolio of investments, as of September 30, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years or periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of September 30, 2022, by correspondence with custodians and brokers; or when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
November 22, 2022
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34

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2022 to September 30, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2022	Ending Account Value 9/30/2022	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$904.10	$2.91
Institutional Shares	$1,000	$905.40	$1.77[2]
Class R6 Shares	$1,000	$896.30	$1.52
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,022.01	$3.09
Institutional Shares	$1,000	$1,023.21	$1.88[2]
Class R6 Shares	$1,000	$1,023.46	$1.62

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.61%
Institutional Shares	0.37%
Class R6 Shares	0.32%

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Institutional Shares current Fee Limit of 0.33% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
183/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.58 and $1.67, respectively.

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36

Board of Directors and Corporation Officers
The Board of Directors is responsible for managing the Corporation’s business affairs and for exercising all the Corporation’s powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “Independent” Directors). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2021, the Corporation comprised three portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Director Indefinite Term Began serving: March 1995
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

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37

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Director Indefinite Term Began serving: May 2016
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of certain of the Funds in the Federated Hermes Fund Family;
Director and Vice President, Federated Hermes, Inc.; President,
Director/Trustee and CEO, Federated Advisory Services Company,
Federated Equity Management Company of Pennsylvania, Federated
Global Investment Management Corp., Federated Investment
Counseling, Federated Investment Management Company; President
of some of the Funds in the Federated Hermes Fund Family and
Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales
Division of Federated Securities Corp.; President and Director of
Federated Investment Counseling; President and CEO of Passport
Research, Ltd.; Director, Edgewood Securities Corp.; Director,
Federated Services Company; Chairman and Director, Southpointe
Distribution Services, Inc. and President, Technology, Federated
Services Company.

*
Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Director Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings,
Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

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38

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Director Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Lead Director, Member of the Audit and Nominating and
Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation
Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Director Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director, Saint Francis University.

Annual Shareholder Report
39

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Director Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, The Golisano Children’s Museum of Naples,
Florida; and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Director Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Executive Vice President for Legal Affairs,
General Counsel and Secretary to the Board of Directors, Duquesne
University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary to the Board of Directors and Assistant General Counsel and
Director of Risk Management, Duquesne University. Prior to her work at Duquesne University, Ms. Reilly served as Assistant General
Counsel of Compliance and Enterprise Risk as well as Senior Counsel of Environment, Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC
Mercy Hospital.

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40

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Director Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Director Indefinite Term Began serving: April 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

Annual Shareholder Report
41

OFFICERS
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

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Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004
Principal Occupations: Robert J. Ostrowski joined Federated Hermes,
Inc. in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated
Hermes’ taxable fixed-income products in 2004 and also serves as a
Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice
President of the Fund’s Adviser in 2009 and served as a Senior Vice
President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his
M.S. in Industrial Administration from Carnegie Mellon University.

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Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes Core Bond Fund (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors. At the request of the Independent Directors, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Directors
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deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the (“Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated
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Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s
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gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the periods ended December 31, 2021, the Fund’s performance for the one-year period was above the median of the Performance Peer Group, and the Fund’s performance fell below the median of the Performance Peer Group for the three-year and five-year periods. The Board discussed the Fund’s performance with the Adviser, including the reasons for and plans to seek to improve the Fund’s performance, and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are
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believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board noted that, for the year ended December 31, 2021, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive. In 2020, the Board approved a reduction of 5 basis points in the contractual advisory fee.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
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Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the
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provision of investment management services. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Total Return Series, Inc. (the “Corporation”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Core Bond Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Directors of the Corporation (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2022, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2021 through March 31, 2022 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions
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delayed beyond the normal T+1 settlement, but within seven days of the redemption request, and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period, that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures;
◾ circumstances during the Period under which the Administrator convened meetings of the Liquidity Risk Management Committees more frequently than normal to conduct enhanced liquidity risk monitoring, including prior to the Russian invasion of Ukraine.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Core Bond Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q804
CUSIP 31428Q887
CUSIP 31423F100
29311 (11/22)
© 2022 Federated Hermes, Inc.

Annual Shareholder Report
September 30, 2022

Share Class | Ticker	A | FULAX	Institutional | FULIX	Service | FULBX	R6 | FULLX

Federated Hermes Ultrashort Bond Fund
Fund Established 1997

A Portfolio of Federated Hermes Total Return Series, Inc.
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from October 1, 2021 through September 30, 2022. This report includes Management’s Discussion of Fund Performance, a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes Ultrashort Bond Fund (the “Fund”), based on net asset value for the 12-month reporting period ended September 30, 2022, was -1.96% for Class A Shares, -1.82% for Institutional Shares, -1.91% for Service Shares and -1.81% for R6 Shares. The total return of the Bloomberg US Short-Term Government/Corporate Index (BSTGCI),1 the Fund’s primary broad-based securities market benchmark, was -0.25% for the same period. The total return of the ICE BofA 1-Year U.S. Treasury Note Index (BOA1T),2 the Fund’s secondary broad-based securities market index, was -1.95% for the same period. The total return of the Lipper Ultra-Short Obligations Funds Average (LUSOFA),3 a peer group average for the Fund, was -1.12% for the same period. The Fund’s and LUSOFA’s total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and expenses, which were not reflected in the total returns of the BSTGCI or the BOA1T.
During the reporting period, the most significant factors affecting the Fund’s performance relative to the BSTGCI were: (a) sector selection; (b) security selection; (c) effect of derivative instruments;and (d) duration/yield curve positioning.4
The following discussion will focus on the performance of the Fund’s R6 Shares relative to the BSTGCI.
Market Overview
The Fund’s performance for the reporting period reflected a very significant increase in market interest rates across the yield curve; in particular at the short-end of the curve where the Fund invests. In addition, performance was affected by widening credit spreads over the course of the Fund’s fiscal year. During the reporting period, the yield on the 3-month Treasury bill rose from 0.04% to 3.27%, the yield on the 1-year Treasury bill rose from 0.07% to 3.99%, the yield on the 2-year Treasury note rose from 0.28% to 4.28% and the yield on the 3- year Treasury note rose from 0.51% to 4.29%. The magnitude of the increase in Treasury yields over a one-year period had not been seen since the 1980s, and the move had a negative effect on Fund value. Total return also reflected that, unlike the 1980s, coupon income available on portfolio securities (to offset negative price changes as yields rose) was very low. Also contributing to a diminution in capital value (although to a far lesser extent) was the widening of credit spreads as interest rates rose. By the September 30, 2022 fiscal year-end, spreads (option-adjusted) on short-term corporate debt as measured by the Bloomberg US 1-3 Year Corporate Index5 had moved to 89 basis points over Treasuries from 32 basis points at the
Annual Shareholder Report

beginning of the period, and spreads on asset-backed securities as measured by the Bloomberg Asset-Backed Securities Index6 had moved to 53 basis points from 29 basis points over the same time period.
SECTOR/SECURITY SELECTION
As the BOA1T has no sector diversification and the BSTGCI has only limited sector diversification (75% of the BSTGCI was weighted in government securities on September 30, 2022 versus only 25% in corporate securities, with zero weightings in mortgage-backed securities (MBS)7 and asset-backed securities (ABS), performance of the Fund is discussed both on an absolute basis as well as by comparison to the BSTGCI. Furthermore, because the BSTGCI contains an overwhelming proportion of non-credit (i.e., government) securities, and the Fund holds a large percentage of securities not included in the BSTGCI, it can be difficult to make a meaningful distinction between sector and security attribution due to the lack of overlap between securities in the BSTGCI and the Fund’s portfolio. Portfolio alpha8 provided by sector and security selection in combination totaled a negative 83 basis points for the reporting period relative to the BSTGCI. This was split between 16 basis points from sector allocation and 67 basis points from security selection. As mentioned above, spreads on credit products widened during the period under review. The overall effect of negative spread movements and a level of carry (i.e., coupon income) insufficient to offset much higher interest rates combined to cause the Fund to underperform the BSTGCI despite the higher level of carry relative to the BSTGCI provided by its modestly credit-oriented portfolio.
At the end of the reporting period, the Fund had a 50% allocation, its largest, to ABS (predominantly backed by auto and equipment receivables). Though these securities added income to the portfolio, they suffered from the same spread widening which affected credit sensitive assets in general. For the reporting period, the Fund’s allocation to ABS posted a negative gross return of 144 basis points. Short duration investment-grade corporate securities (approximately 39% of assets on September 30, 2022) posted a negative return of 59 basis points during the period. The Fund’s noninvestment-grade exposure (just under 3% of Fund assets at period end), predominantly in the form of bank loans, subtracted 23 basis points of gross return, and MBS exposure (9% of total assets) subtracted a further 14 basis points of gross return.
Effect of Derivative9 Instruments
The Fund utilized short positions in exchange-traded U.S. Treasury interest rate futures contracts to reduce duration exposure over and above that created by the Fund’s portfolio of physical securities. As rates rose over the reporting period, the Fund’s derivative positions contributed 72 basis points of return, offsetting at least some of the negative contribution from interest rate and credit exposure.
Annual Shareholder Report

Duration/Yield curve10
The Fund maintained an average duration longer than that of the BSTGCI over the course of the period. Average Fund duration was 0.65 years, versus a range of 0.50-0.55 years for the BSTGCI. This subtracted 46 basis points of return in relation to the benchmark. The Fund’s yield curve positioning provided a modest positive offset to the negative duration contribution. The Fund had approximately 40 percent of its portfolio invested in floating rate securities11 during the period. As these securities had effective durations shorter than that of the BSTGCI, their upwardly adjusting coupons and relative price stability provided a positive offset to the longer average Fund duration versus its benchmark. That said, the Fund did maintain a duration shorter than that of its normal duration midpoint of 0.7 years over the reporting period.
1
Please see the footnote to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BSTGCI.
2
Please see the footnote to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BOA1T.
3
Please see the footnote to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the Lipper peer group.
4
Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations. Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their price. The Fund is not a “money market” mutual fund. Some money market mutual funds attempt to maintain a stable net asset value through compliance with relevant Securities and Exchange Commission (SEC) rules. The Fund is not governed by those rules, and its shares will fluctuate in value.
5
The Bloomberg US 1-3 Year Corporate Index is an unmanaged index considered representative of performance of short-term U.S. corporate bonds and U.S. government bonds with maturities from one to three years.*
6
The Bloomberg Asset-Backed Securities Index is the ABS component of the Bloomberg U.S. Aggregate Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.*
7
The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
8
Alpha measures the excess returns of a fund relative to the return of a benchmark index.
9
The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
10
The yield curve is a graph showing the comparative yields of securities in a particular class according to maturity. Securities on the long end of the yield curve have longer maturities.
11
Variable and floating rate loans and securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much or as quickly as interest rates in general. Conversely, variable and floating rate loans and securities generally will not increase in value as much as fixed rate debt instruments if interest rates decline.
*
The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes Ultrashort Bond Fund (the “Fund”) from September 30, 2012 to September 30, 2022, compared to the Bloomberg US Short-Term Government/Corporate Index (BSTGCI),2 the ICE BofA 1-Year US Treasury Note Index (BOA1T)3 and the Lipper Ultra-Short Obligations Funds Average (LUSOFA).4 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of September 30, 2022

The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Return table below for the returns of additional classes not shown in the line graph above.
Average Annual Total Returns for the Period Ended 9/30/2022
	1 Year	5 Years	10 Years
Class A Shares	-1.96%	1.05%	0.79%
Institutional Shares	-1.82%	1.38%	1.23%
Service Shares	-1.91%	1.12%	0.88%
R6 Shares[5]	-1.81%	1.38%	1.24%
BSTGCI	-0.25%	1.22%	0.84%
BOA1T	-1.95%	0.94%	0.67%
LUSOFA	-1.12%	1.10%	0.85%
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1
The Fund’s performance assumes the reinvestment of all dividends and distributions. Effective December 1, 2019 the maximum 2.00% sales charge (load) imposed on Class A Shares purchases (as a percentage of offering price) was eliminated. The performance of the A class has been adjusted to reflect the elimination of the sales charge.
2
The BSTGCI represents securities that have fallen out of the U.S. Government/Corporate Index because of the standard minimum one year maturity constraint. Sectors include treasuries, agencies, industrials, utilities and financial institutions. The BSTGCI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3
The BOA1T is comprised of a single issue purchased at the beginning of the month and held for a full month. The BOA1T is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The BOA1T has been adjusted to reflect reinvestment of dividends on securities in the index. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
4
Lipper figures represent the average of the total returns reported by all funds designated by Lipper, Inc., as falling into the respective category and is not adjusted to reflect any sales charges. The Lipper figures in the Growth of a $10,000 Investment line graph are based on historical return information published by Lipper and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Lipper as falling into the category can change over time, the Lipper figures in the line graph may not match the Lipper figures in the Average Annual Total Returns table, which reflect the returns of the funds that currently comprise the category.
5
The Fund’s R6 class commenced operations on May 29, 2019. For the periods prior to the commencement of operations of the Fund’s R6 class, the performance information shown is for the Fund’s Institutional Shares (IS) class. The performance of the IS class has not been adjusted to reflect the expenses applicable to the R6 class since the R6 class has a lower expense ratio than the expense ratio of the IS class.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At September 30, 2022, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Asset-Backed Securities	50.7%
Corporate Bonds	35.3%
Collateralized Mortgage Obligations	6.6%
Commercial Mortgage-Backed Securities	1.7%
Non-Agency Mortgage-Backed Securities	0.5%
Adjustable Rate Mortgages[3]	0.0%
Mortgage-Backed Securities[3,4]	0.0%
Derivative Contracts[5]	0.1%
Bank Loan Core Fund	2.6%
Federated Hermes Conservative Microshort Fund	0.9%
Securities Lending Collateral[3,6]	0.0%
Cash Equivalents[7]	2.0%
Other Assets and Liabilities—Net[8]	(0.4)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets, are listed individually in the table.

3	Represents less than 0.1%.
4	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
5
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

6	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
September 30, 2022
Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES— 50.7%
	Auto Receivables— 27.0%
$ 2,590,000	AmeriCredit Automobile Receivables Trust 2019-3, Class D, 2.580%, 9/18/2025	$ 2,523,954
2,000,000	AmeriCredit Automobile Receivables Trust 2020-2, Class C, 1.480%, 2/18/2026	1,919,544
5,320,000	AmeriCredit Automobile Receivables Trust 2020-2, Class D, 2.130%, 3/18/2026	5,005,527
6,000,000	AmeriCredit Automobile Receivables Trust 2020-3, Class C, 1.060%, 8/18/2026	5,683,408
17,825,000	AmeriCredit Automobile Receivables Trust 2020-3, Class D, 1.490%, 9/18/2026	16,701,398
27,000,000	AmeriCredit Automobile Receivables Trust 2021-1, Class D, 1.210%, 12/18/2026	24,476,307
15,500,000	AmeriCredit Automobile Receivables Trust 2021-2, Class C, 1.010%, 1/19/2027	14,253,776
905,382	Canadian Pacer Auto Receivable 2020-1A, Class A3, 1.830%, 7/19/2024	898,246
18,002,000	Canadian Pacer Auto Receivable 2021-1A, Class B, 1.120%, 12/21/2026	16,637,145
6,522,375	Capital One Prime Auto Receivables Trust 2019-1, Class A4, 2.560%, 10/15/2024	6,499,491
9,500,000	CarMax Auto Owner Trust 2021-1, Class B, 0.740%, 10/15/2026	8,542,566
800,000	CarMax Auto Owner Trust 2021-1, Class C, 0.940%, 12/15/2026	727,883
1,750,000	CarMax Auto Owner Trust 2021-1, Class D, 1.280%, 7/15/2027	1,588,889
7,000,000	CarMax Auto Owner Trust 2021-3, Class B, 1.000%, 3/15/2027	6,466,657
12,075,000	CarMax Auto Owner Trust 2021-3, Class C, 1.250%, 5/17/2027	11,149,295
5,600,000	CarMax Auto Owner Trust 2021-3, Class D, 1.500%, 1/18/2028	5,016,416
10,267,766	Carvana Auto Receivables Trust 2021-N3, Class A1, 0.350%, 6/12/2028	10,043,314
1,542,815	Carvana Auto Receivables Trust 2021-P4, Class N, 2.150%, 9/11/2028	1,535,617
12,507,106	Chase Auto Credit Linked Notes 2020-2, Class B, 0.840%, 2/25/2028	12,308,014
1,064,409	Chase Auto Credit Linked Notes 2020-2, Class C, 1.139%, 2/25/2028	1,048,397
1,771,480	Chase Auto Credit Linked Notes 2020-2, Class D, 1.487%, 2/25/2028	1,744,691
3,285,567	Chase Auto Credit Linked Notes 2021-1, Class D, 1.174%, 9/25/2028	3,210,242
2,409,416	Chase Auto Credit Linked Notes 2021-1, Class E, 2.365%, 9/25/2028	2,353,860
8,424,221	Chase Auto Credit Linked Notes 2021-2, Class B, 0.889%, 12/26/2028	8,173,501
4,225,071	Chase Auto Credit Linked Notes 2021-2, Class C, 0.969%, 12/26/2028	4,080,953
3,758,499	Chase Auto Credit Linked Notes 2021-2, Class D, 1.138%, 12/26/2028	3,632,367
2,073,654	Chase Auto Credit Linked Notes 2021-2, Class E, 2.280%, 12/26/2028	2,018,395
12,654,123	Chase Auto Credit Linked Notes 2021-3, Class B, 0.760%, 2/26/2029	12,173,801
3,307,327	Chase Auto Credit Linked Notes 2021-3, Class C, 0.860%, 2/26/2029	3,173,765
1,495,487	Chase Auto Credit Linked Notes 2021-3, Class E, 2.102%, 2/26/2029	1,443,309
651,537	Daimler Trucks Retail Trust 2020-1, Class A3, 1.220%, 9/15/2023	650,228
Annual Shareholder Report

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES— continued
	Auto Receivables— continued
$ 33,988	Drive Auto Receivables Trust 2019-4, Class C, 2.510%, 11/17/2025	$ 33,967
1,495,045	Drive Auto Receivables Trust 2020-1, Class C, 2.360%, 3/16/2026	1,491,438
8,600,000	Drive Auto Receivables Trust 2020-1, Class D, 2.700%, 5/17/2027	8,455,257
11,185,000	Drive Auto Receivables Trust 2021-1, Class C, 1.020%, 6/15/2027	10,836,572
42,000,000	Drive Auto Receivables Trust 2021-2, Class B, 0.580%, 12/15/2025	41,418,709
37,000,000	Drive Auto Receivables Trust 2021-2, Class C, 0.870%, 10/15/2027	35,597,839
11,500,000	Ford Credit Auto Lease Trust 2020-B, Class B, 1.000%, 11/15/2023	11,476,091
6,750,000	Ford Credit Auto Lease Trust 2020-B, Class C, 1.700%, 2/15/2025	6,719,244
15,000,000	Ford Credit Auto Lease Trust 2021-A, Class B, 0.470%, 5/15/2024	14,643,990
5,000,000	Ford Credit Auto Lease Trust 2021-A, Class C, 0.780%, 9/15/2025	4,867,799
6,600,000	Ford Credit Auto Owner Trust 2019-B, Class B, 2.400%, 11/15/2024	6,553,314
5,000,000	Ford Credit Auto Owner Trust 2019-B, Class C, 2.580%, 12/15/2025	4,962,692
5,850,000	Ford Credit Auto Owner Trust 2019-C, Class C, 2.250%, 5/15/2026	5,754,840
5,000,000	Ford Credit Auto Owner Trust 2020-C, Class B, 0.790%, 8/15/2026	4,591,686
4,280,000	Ford Credit Auto Owner Trust 2020-C, Class C, 1.040%, 5/15/2028	3,823,084
2,565,000	Ford Credit Auto Owner Trust 2021-A, Class C, 0.830%, 8/15/2028	2,340,470
2,969,193	Ford Credit Auto Owner Trust 2022-A, Class A2, 0.730%, 9/15/2024	2,940,829
10,700,000	Ford Credit Auto Owner Trust 2022-C, Class B, 5.030%, 2/15/2028	10,623,204
2,320,000	Ford Credit Auto Owner Trust 2022-C, Class C, 5.220%, 3/15/2030	2,302,997
14,000,000	Ford Credit Floorplan Master Owner Trust 2020-1, Class B, 0.980%, 9/15/2025	13,447,855
14,500,000	Ford Credit Floorplan Master Owner Trust 2020-1, Class C, 1.420%, 9/15/2025	13,923,057
17,500,000	Ford Credit Floorplan Master Owner Trust 2020-1, Class D, 2.120%, 9/15/2025	16,798,656
2,450,000	General Motors 2020-1, Class B, 1.030%, 8/15/2025	2,367,620
1,440,000	General Motors 2020-1, Class C, 1.480%, 8/15/2025	1,392,857
13,000,000	General Motors 2020-2, Class A, 0.690%, 10/15/2025	12,474,570
5,750,000	General Motors 2020-2, Class B, 0.960%, 10/15/2025	5,508,110
4,000,000	General Motors 2020-2, Class C, 1.310%, 10/15/2025	3,835,789
3,000,000	GM Financial Automobile Leasing Trust 2020-2, Class C, 2.560%, 7/22/2024	2,987,491
7,840,000	GM Financial Automobile Leasing Trust 2020-2, Class D, 3.210%, 12/20/2024	7,808,754
9,000,000	GM Financial Automobile Leasing Trust 2020-3, Class D, 1.710%, 2/20/2025	8,850,866
9,640,000	GM Financial Automobile Leasing Trust 2021-1, Class C, 0.700%, 2/20/2025	9,364,845
10,000,000	GM Financial Automobile Leasing Trust 2021-1, Class D, 1.010%, 7/21/2025	9,701,136
8,000,000	GM Financial Automobile Leasing Trust 2021-2, Class C, 1.010%, 5/20/2025	7,651,917
22,750,000	GM Financial Automobile Leasing Trust 2021-3, Class C, 1.030%, 7/21/2025	21,399,856
9,000,000	GM Financial Securitized Term 2019-3, Class C, 2.620%, 1/16/2025	8,934,564
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Auto Receivables— continued
$ 3,350,000		GM Financial Securitized Term 2020-3, Class B, 0.810%, 1/16/2026	$ 3,170,301
2,000,000		GM Financial Securitized Term 2020-3, Class D, 1.910%, 9/16/2027	1,891,508
7,020,405		GM Financial Securitized Term 2021-1, Class A3, 0.350%, 10/16/2025	6,841,243
1,675,000		GM Financial Securitized Term 2021-1, Class B, 0.750%, 5/17/2027	1,532,501
1,375,000		GM Financial Securitized Term 2021-1, Class C, 1.040%, 5/17/2027	1,270,821
4,250,000		GM Financial Securitized Term 2021-3, Class B, 0.970%, 8/16/2027	3,899,916
4,025,717		Harley-Davidson Motorcycle Trust 2019-A, Class A4, 2.390%, 11/15/2026	4,012,535
6,100,000		Hyundai Auto Lease Securitization Trust 2020-B, Class B, 0.810%, 10/15/2024	6,001,517
19,750,110		Hyundai Auto Lease Securitization Trust 2021-A, Class A3, 0.330%, 1/16/2024	19,597,574
5,150,000		Hyundai Auto Lease Securitization Trust 2021-A, Class B, 0.610%, 10/15/2025	5,000,527
20,050,000		Hyundai Auto Lease Securitization Trust 2021-B, Class B, 0.620%, 3/16/2026	19,151,777
34,000,000		Hyundai Auto Lease Securitization Trust 2021-C, Class B, 0.760%, 2/17/2026	32,060,431
16,000,000		Hyundai Auto Receivables Trust 2019-A, Class C, 3.030%, 11/17/2025	15,904,490
2,750,000		Hyundai Auto Receivables Trust 2019-B, Class B, 2.210%, 4/15/2025	2,702,451
4,900,000		Hyundai Auto Receivables Trust 2019-B, Class C, 2.400%, 6/15/2026	4,797,295
4,125,000		Hyundai Auto Receivables Trust 2020-B, Class B, 0.940%, 12/15/2025	3,930,886
6,353,000		Hyundai Auto Receivables Trust 2020-B, Class C, 1.600%, 12/15/2026	5,999,747
6,375,000		Hyundai Auto Receivables Trust 2020-C, Class C, 1.080%, 12/15/2027	5,892,261
9,330,000		Hyundai Auto Receivables Trust 2021-B, Class B, 0.910%, 2/16/2027	8,398,732
5,000,000		Hyundai Auto Receivables Trust 2021-B, Class C, 1.120%, 2/15/2028	4,488,115
11,500,000		Mercedes-Benz Auto Lease Trust 2020-B, Class A4, 0.500%, 6/15/2026	11,321,481
18,000,000		NextGear Floorplan Master Owner Trust 2019-2A, Class B, 2.300%, 10/15/2024	17,989,185
4,000,000		NextGear Floorplan Master Owner Trust 2020-1A, Class B, 1.790%, 2/15/2025	3,957,927
20,000,000		NextGear Floorplan Master Owner Trust 2021-1A, Class A, 0.850%, 7/15/2026	18,673,971
7,650,000	[1]	NextGear Floorplan Master Owner Trust 2022-1A, Class A1, 3.335% (30-DAY AVERAGE SOFR +1.050%), 3/15/2027	7,655,280
1,390,975		Nissan Auto Receivables Owner 2020-B, Class A3, 0.550%, 7/15/2024	1,377,413
1,300,000		PenFed Auto Receivables Owner Trust 2022-A, Class B, 5.450%, 12/15/2028	1,266,500
1,582,000		PenFed Auto Receivables Owner Trust 2022-A, Class C, 5.940%, 12/15/2028	1,539,231
800,000		PenFed Auto Receivables Owner Trust 2022-A, Class D, 7.160%, 6/17/2030	778,602
6,200,868		Santander Bank Auto Credit-Linked Notes 2021-1A, Class B, 1.833%, 12/15/2031	6,013,223
3,951,191		Santander Bank Auto Credit-Linked Notes 2022-A, Class B, 5.281%, 5/15/2032	3,903,888
Annual Shareholder Report

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES— continued
	Auto Receivables— continued
$ 3,000,000	Santander Bank Auto Credit-Linked Notes 2022-B, Class C, 5.916%, 8/16/2032	$ 3,004,341
4,500,000	Santander Bank Auto Credit-Linked Notes 2022-B, Class D, 6.793%, 8/16/2032	4,506,471
3,500,000	Santander Bank Auto Credit-Linked Notes 2022-B, Class E, 8.681%, 8/16/2032	3,504,930
1,500,000	Santander Consumer Auto Receivable 2021-AA, Class D, 1.570%, 1/15/2027	1,365,202
1,750,000	Santander Consumer Auto Receivable 2021-AA, Class E, 3.280%, 3/15/2027	1,633,751
4,150,000	Santander Consumer Auto Receivables Trust 2020-B, Class B, 0.770%, 12/15/2025	4,045,584
2,000,000	Santander Consumer Auto Receivables Trust 2020-B, Class C, 1.290%, 4/15/2026	1,917,777
3,050,000	Santander Consumer Auto Receivables Trust 2020-B, Class D, 2.140%, 12/15/2026	2,927,767
12,831,934	Santander Drive Auto Receivables Trust 2019-3, Class D, 2.680%, 10/15/2025	12,758,428
10,000,000	Santander Drive Auto Receivables Trust 2020-2, Class D, 2.220%, 9/15/2026	9,797,817
22,919,518	Santander Drive Auto Receivables Trust 2020-3, Class C, 1.120%, 1/15/2026	22,646,327
4,100,000	Santander Drive Auto Receivables Trust 2020-3, Class D, 1.640%, 11/16/2026	3,941,176
15,244,000	Santander Drive Auto Receivables Trust 2020-4, Class D, 1.480%, 1/15/2027	14,666,402
55,000,000	Santander Drive Auto Receivables Trust 2021-1, Class D, 1.130%, 11/16/2026	52,386,425
52,423,000	Santander Drive Auto Receivables Trust 2021-3, Class B, 0.600%, 12/15/2025	51,802,975
33,000,000	Santander Drive Auto Receivables Trust 2021-3, Class C, 0.950%, 9/15/2027	31,906,834
34,000,000	Santander Drive Auto Receivables Trust 2021-3, Class D, 1.330%, 9/15/2027	32,019,143
11,000,000	Santander Drive Auto Receivables Trust 2021-4, Class C, 1.260%, 2/16/2027	10,543,349
3,750,000	Santander Drive Auto Receivables Trust 2022-5, Class A3, 4.110%, 8/17/2026	3,707,038
6,150,000	Santander Drive Auto Receivables Trust 2022-6, Class C, 4.960%, 11/15/2028	6,049,279
11,953,000	Santander Retail Auto Lease Trust 2020-A, Class D, 2.520%, 11/20/2024	11,827,818
5,750,000	Santander Retail Auto Lease Trust 2020-B, Class C, 1.180%, 12/20/2024	5,449,105
20,000,000	Santander Retail Auto Lease Trust 2020-B, Class D, 1.980%, 10/20/2025	19,029,798
15,000,000	Santander Retail Auto Lease Trust 2021-A, Class B, 0.920%, 3/20/2026	14,233,721
40,000,000	Santander Retail Auto Lease Trust 2021-A, Class D, 1.380%, 3/22/2027	37,584,564
Annual Shareholder Report

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES— continued
	Auto Receivables— continued
$ 35,500,000	Santander Retail Auto Lease Trust 2021-B, Class C, 1.100%, 6/20/2025	$ 33,463,337
55,825,000	Santander Retail Auto Lease Trust 2021-B, Class D, 1.410%, 11/20/2025	52,142,479
52,000,000	Santander Retail Auto Lease Trust 2021-C, Class D, 1.390%, 8/20/2026	48,368,728
20,670,000	Tesla Auto Lease Trust 2020-A, Class B, 1.180%, 1/22/2024	20,426,643
4,650,000	Tesla Auto Lease Trust 2020-A, Class D, 2.330%, 2/20/2024	4,577,357
32,660,000	Tesla Auto Lease Trust 2021-A, Class C, 1.180%, 3/20/2025	31,054,196
18,150,000	Tesla Auto Lease Trust 2021-A, Class D, 1.340%, 3/20/2025	17,219,654
10,000,000	Tesla Auto Lease Trust 2021-A, Class E, 2.640%, 3/20/2025	9,363,289
17,350,000	Tesla Auto Lease Trust 2021-B, Class B, 0.910%, 9/22/2025	16,212,269
16,000,000	Tesla Auto Lease Trust 2021-B, Class C, 1.120%, 9/22/2025	14,913,404
6,000,000	Tesla Auto Lease Trust 2021-B, Class D, 1.320%, 9/22/2025	5,561,931
24,675	Toyota Auto Receivables Owner 2019-B, Class A3, 2.570%, 8/15/2023	24,669
323,004	Toyota Auto Receivables Owner Trust 2019-C, Class A3, 1.910%, 9/15/2023	322,745
5,107,196	Toyota Auto Receivables Owner Trust 2020-C, Class A3, 0.440%, 10/15/2024	5,026,101
22,620,845	Volkswagen Auto Lease Trust 2020-A, Class A3, 0.390%, 1/22/2024	22,469,133
12,000,000	Volkswagen Auto Lease Trust 2020-A, Class A4, 0.450%, 7/21/2025	11,736,947
134,687	World Omni Auto Receivables Trust 2019-A, Class A3, 3.040%, 5/15/2024	134,664
1,593,000	World Omni Auto Receivables Trust 2019-A, Class D, 2.590%, 12/15/2025	1,563,324
13,500,000	World Omni Auto Receivables Trust 2019-C, Class B, 2.200%, 12/15/2025	13,244,235
8,100,000	World Omni Auto Receivables Trust 2019-C, Class C, 2.400%, 6/15/2026	7,934,954
1,400,000	World Omni Auto Receivables Trust 2020-A, Class C, 1.640%, 8/17/2026	1,346,600
5,000,000	World Omni Auto Receivables Trust 2020-C, Class B, 0.870%, 10/15/2026	4,692,680
2,650,000	World Omni Auto Receivables Trust 2020-C, Class C, 1.390%, 5/17/2027	2,485,855
6,430,000	World Omni Auto Receivables Trust 2021-A, Class B, 0.640%, 12/15/2026	5,955,415
1,685,000	World Omni Auto Receivables Trust 2021-A, Class C, 0.890%, 8/16/2027	1,551,721
5,000,000	World Omni Auto Receivables Trust 2021-B, Class B, 1.040%, 6/15/2027	4,604,551
4,500,000	World Omni Auto Receivables Trust 2021-B, Class C, 1.290%, 12/15/2027	4,136,508
8,282,999	World Omni Auto Receivables Trust 2021-C, Class A2, 0.220%, 9/16/2024	8,234,438
5,000,000	World Omni Auto Receivables Trust 2021-C, Class B, 0.840%, 9/15/2027	4,578,879
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Auto Receivables— continued
$ 3,000,000		World Omni Auto Receivables Trust 2021-C, Class C, 1.060%, 4/17/2028	$ 2,733,908
10,645,000		World Omni Automobile Lease Securitization Trust 2020-A, Class B, 1.930%, 6/16/2025	10,638,866
5,700,000		World Omni Automobile Lease Securitization Trust 2020-B, Class B, 0.700%, 2/17/2026	5,560,506
5,760,000		World Omni Automobile Lease Securitization Trust 2021-A, Class B, 0.750%, 11/16/2026	5,439,130
5,000,000		World Omni Select Auto Trust 2019-A, Class C, 2.380%, 12/15/2025	4,918,730
9,250,000		World Omni Select Auto Trust 2020-A, Class B, 0.840%, 6/15/2026	8,967,004
7,750,000		World Omni Select Auto Trust 2020-A, Class C, 1.250%, 10/15/2026	7,386,222
9,000,000		World Omni Select Auto Trust 2020-A, Class D, 1.700%, 10/15/2026	8,545,121
9,250,000		World Omni Select Auto Trust 2021-A, Class B, 0.850%, 8/16/2027	8,753,793
3,500,000		World Omni Select Auto Trust 2021-A, Class C, 1.090%, 11/15/2027	3,247,016
5,000,000		World Omni Select Auto Trust 2021-A, Class D, 1.440%, 11/15/2027	4,576,519
		TOTAL	1,539,953,793
		Credit Card— 6.1%
12,000,000	[1]	American Express Credit Account Master Trust 2018-3, Class A, 3.137% (1-month USLIBOR +0.320%), 10/15/2025	12,003,563
11,537,000	[1]	American Express Credit Account Master Trust 2018-5, Class A, 3.157% (1-month USLIBOR +0.340%), 12/15/2025	11,545,194
10,000,000	[1]	American Express Credit Account Master Trust 2018-5, Class B, 3.367% (1-month USLIBOR +0.550%), 12/15/2025	10,011,266
3,600,000	[1]	American Express Credit Account Master Trust 2018-7, Class A, 3.177% (1-month USLIBOR +0.360%), 2/17/2026	3,599,038
16,613,000	[1]	American Express Credit Account Master Trust 2018-7, Class B, 3.387% (1-month USLIBOR +0.570%), 2/17/2026	16,638,201
18,679,000	[1]	American Express Credit Account Master Trust 2018-9, Class B, 3.407% (1-month USLIBOR +0.590%), 4/15/2026	18,725,433
4,700,000	[1]	Capital One Multi-Asset Execution Trust 2018-A2, Class A2, 3.167% (1-month USLIBOR +0.350%), 3/16/2026	4,700,710
30,000,000		Cards II Trust 2021-1A, Class A, 0.602%, 4/15/2027	28,253,571
14,000,000		Cards II Trust 2021-1A, Class B, 0.931%, 4/15/2027	13,140,782
6,118,000		Cards II Trust 2021-1A, Class C, 1.200%, 4/15/2027	5,744,586
10,800,000	[1]	Citibank Credit Card Issuance Trust 2018-A2, Class A2, 3.323% (1-month USLIBOR +0.330%), 1/20/2025	10,800,802
14,700,000	[1]	Discover Card Execution Note Trust 2017-A7, Class A7, 3.177% (1-month USLIBOR +0.360%), 4/15/2025	14,700,367
14,655,000	[1]	Discover Card Execution Note Trust 2018-A2, Class A2, 3.147% (1-month USLIBOR +0.330%), 8/15/2025	14,656,912
4,500,000		Discover Card Execution Note Trust 2019-A3, Class A, 1.890%, 10/15/2024	4,497,435
5,000,000		Evergreen Credit Card Trust 2022-CRT1, Class C, 6.190%, 7/15/2026	4,900,564
6,750,000		Evergreen Credit Card Trust Series 2021-1, Class C, 1.420%, 10/15/2026	6,293,187
8,000,000		Golden Credit Card Trust 2021-1A, Class B, 1.440%, 8/15/2028	7,054,417
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Credit Card— continued
$ 4,250,000		Golden Credit Card Trust 2021-1A, Class C, 1.740%, 8/15/2028	$ 3,657,291
15,000,000	[1]	Golden Credit Card Trust 2022-2A, Class A, 2.892% (30-DAY AVERAGE SOFR +0.250%), 1/15/2026	14,935,953
17,658,000		Golden Credit Card Trust 2022-2A, Class B, 1.730%, 1/15/2026	17,008,624
7,626,000		Golden Credit Card Trust 2022-2A, Class C, 2.030%, 1/15/2026	7,346,641
23,995,000	[1]	Master Credit Card Trust 2018-1A, Class A, 3.503% (1-month USLIBOR +0.490%), 7/21/2024	23,995,347
7,648,000		Master Credit Card Trust 2018-1A, Class B, 3.245%, 7/21/2024	7,626,243
4,237,000		Master Credit Card Trust 2018-1A, Class C, 3.737%, 7/21/2024	4,223,750
9,000,000		Master Credit Card Trust 2021-1A, Class C, 1.060%, 11/21/2025	8,406,186
3,000,000		Master Credit Card Trust 2022-1A, Class B, 1.970%, 7/21/2026	2,818,879
2,000,000		Master Credit Card Trust 2022-1A, Class C, 2.270%, 7/21/2026	1,879,926
50,000,000	[1]	Trillium Credit Card Trust II 2021-2A, Class A, 2.502% (30-DAY AVERAGE SOFR +0.220%), 10/26/2026	49,943,830
10,000,000		Trillium Credit Card Trust II 2021-2A, Class B, 1.084%, 10/26/2026	9,589,435
8,044,000		Trillium Credit Card Trust II 2021-2A, Class C, 1.333%, 10/26/2026	7,706,641
		TOTAL	346,404,774
		Equipment Lease— 6.2%
1,500,000		CNH Equipment Trust 2019-A, Class B, 3.340%, 7/15/2026	1,495,244
3,600,000		CNH Equipment Trust 2019-B, Class B, 2.870%, 11/16/2026	3,568,201
2,388,712		CNH Equipment Trust 2020-A, Class A3, 1.160%, 6/16/2025	2,348,299
2,200,000		CNH Equipment Trust 2020-A, Class B, 2.300%, 10/15/2027	2,096,692
10,050,000		CNH Equipment Trust 2021-A, Class B, 0.970%, 6/15/2028	9,162,671
5,000,000		Dell Equipment Finance Trust 2020-1, Class C, 4.260%, 6/22/2023	5,000,604
5,000,000		Dell Equipment Finance Trust 2020-1, Class D, 5.920%, 3/23/2026	5,004,220
4,834,000		Dell Equipment Finance Trust 2020-2, Class B, 0.920%, 11/22/2023	4,730,922
2,350,000		Dell Equipment Finance Trust 2020-2, Class C, 1.370%, 1/22/2024	2,306,219
3,380,000		Dell Equipment Finance Trust 2020-2, Class D, 1.920%, 3/23/2026	3,326,058
12,280,000		Dell Equipment Finance Trust 2021-1, Class B, 0.710%, 5/22/2026	11,853,418
26,617,000		Dell Equipment Finance Trust 2021-1, Class C, 0.810%, 5/22/2026	25,596,793
43,518,000		Dell Equipment Finance Trust 2021-1, Class D, 1.030%, 11/23/2026	41,841,920
13,000,000		Dell Equipment Finance Trust 2021-2, Class B, 0.810%, 12/22/2026	12,404,109
10,500,000		Dell Equipment Finance Trust 2021-2, Class C, 0.940%, 12/22/2026	9,994,689
9,000,000		Dell Equipment Finance Trust 2021-2, Class D, 1.210%, 6/22/2027	8,437,083
3,750,000		Dell Equipment Finance Trust 2022-2, Class C, 5.580%, 7/22/2027	3,646,973
4,330,000		Dell Equipment Finance Trust 2022-2, Class D, 5.720%, 1/24/2028	4,208,099
835,682		DLL Securitization Trust 2019-DA1, Class A4, 2.920%, 4/20/2027	831,688
5,714,325		DLL Securitization Trust 2019-MA2, Class A4, 2.390%, 4/20/2027	5,697,117
22,871,068		DLLMT LLC 2021-1A, Class A2, 0.600%, 3/20/2024	22,552,776
7,500,000		Great America Leasing Receivables 2019-1, Class B, 3.370%, 2/18/2025	7,432,691
10,800,000		Great America Leasing Receivables 2020-1, Class B, 2.000%, 2/16/2026	10,401,491
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Equipment Lease— continued
$ 4,934,714		Great America Leasing Receivables 2021-1, Class A2, 0.270%, 6/15/2023	$ 4,918,867
2,610,000		Great America Leasing Receivables 2021-1, Class B, 0.720%, 12/15/2026	2,390,155
11,650,000		HPEFS Equipment Trust 2020-1A, Class C, 2.030%, 2/20/2030	11,591,539
2,750,000		HPEFS Equipment Trust 2020-1A, Class D, 2.260%, 2/20/2030	2,713,764
8,000,000		HPEFS Equipment Trust 2020-2A, Class D, 2.790%, 7/22/2030	7,863,923
25,000,000		HPEFS Equipment Trust 2021-1A, Class B, 0.570%, 3/20/2031	24,097,360
19,640,000		HPEFS Equipment Trust 2021-1A, Class C, 0.750%, 3/20/2031	18,672,673
21,250,000		HPEFS Equipment Trust 2021-1A, Class D, 1.030%, 3/20/2031	20,052,683
15,600,000		HPEFS Equipment Trust 2021-2A, Class C, 0.880%, 9/20/2028	14,756,755
11,200,000		HPEFS Equipment Trust 2021-2A, Class D, 1.290%, 3/20/2029	10,266,606
14,400,000		HPEFS Equipment Trust 2022-1A, Class D, 2.400%, 11/20/2029	13,359,218
756,689		Kubota Credit Owner Trust 2020-1A, Class A3, 1.960%, 3/15/2024	752,184
3,385,014		MMAF Equipment Finance LLC 2020-A, Class A2, 0.740%, 4/9/2024	3,339,677
2,011,600		MMAF Equipment Finance LLC 2020-BA, Class A2, 0.380%, 8/14/2023	2,006,228
3,679,000		Transportation Finance Equipment Trust 2019-1, Class B, 2.060%, 5/23/2024	3,626,546
2,500,000		Transportation Finance Equipment Trust 2019-1, Class C, 2.190%, 8/23/2024	2,456,388
3,000,000		Transportation Finance Equipment Trust 2019-1, Class D, 2.570%, 1/25/2027	2,946,255
4,200,000		Volvo Financial Equipment LLC 2019-2A, Class B, 2.280%, 11/15/2024	4,106,660
1,464,000		Volvo Financial Equipment LLC 2019-2A, Class C, 2.500%, 5/17/2027	1,433,630
		TOTAL	355,289,088
		Home Equity Loan— 0.0%
28,887	[1]	Countrywide Asset Backed Certificates 2004-4, Class A, 3.824% (1-month USLIBOR +0.740%), 8/25/2034	27,761
109,416	[2]	NC Finance Trust 1999-1, Class D, 8.750%, 1/25/2029	0
2,532,132	[2]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.750%, 1/25/2047	0
		TOTAL	27,761
		Manufactured Housing— 0.0%
3,452		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.610%, 2/25/2028	3,465
		Other— 6.9%
165,872		ARI Fleet Lease Trust 2019-A, Class A2A, 2.410%, 11/15/2027	165,838
2,750,000		ARI Fleet Lease Trust 2021-A, Class B, 1.130%, 3/15/2030	2,546,219
2,546,000		ARI Fleet Lease Trust 2021-A, Class C, 1.450%, 3/15/2030	2,355,710
6,200,000		Chesapeake Funding II LLC 2019-1A, Class B, 3.110%, 4/15/2031	6,192,877
3,800,000		Chesapeake Funding II LLC 2019-1A, Class C, 3.360%, 4/15/2031	3,792,382
4,000,000		Chesapeake Funding II LLC 2019-1A, Class D, 3.800%, 4/15/2031	3,989,334
4,693,202		Chesapeake Funding II LLC 2020-1A, Class A1, 0.870%, 8/15/2032	4,639,880
1,840,000		Chesapeake Funding II LLC 2020-1A, Class B, 1.240%, 8/15/2032	1,758,149
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Other— continued
$ 4,838,000		Chesapeake Funding II LLC 2020-1A, Class C, 2.140%, 8/15/2032	$ 4,676,324
1,350,000		Chesapeake Funding II LLC 2020-1A, Class D, 2.830%, 8/15/2032	1,264,983
5,300,000		Chesapeake Funding II LLC 2021-1A, Class B, 0.990%, 4/15/2033	4,936,845
2,000,000		Chesapeake Funding II LLC 2021-1A, Class C, 1.230%, 4/15/2033	1,859,845
2,550,000		Chesapeake Funding II LLC 2021-1A, Class D, 1.520%, 4/15/2033	2,370,088
12,099,777		DLLAD LLC 2021-1A, Class A2, 0.350%, 9/20/2024	11,902,416
19,000,000		DLLAD LLC 2021-1A, Class A3, 0.640%, 9/21/2026	17,630,716
620,998		Enterprise Fleet Financing LLC 2019-2, Class A2, 2.290%, 2/20/2025	620,492
2,000,000		Enterprise Fleet Financing LLC 2019-2, Class A3, 2.380%, 2/20/2025	1,993,080
562,780		Enterprise Fleet Financing LLC 2019-3, Class A2, 2.060%, 5/20/2025	561,493
1,148,700		Enterprise Fleet Financing LLC 2020-1, Class A2, 1.780%, 12/22/2025	1,141,157
30,272,234		Enterprise Fleet Financing LLC 2021-2, Class A2, 0.480%, 5/20/2027	29,129,820
32,241,924		Enterprise Fleet Financing LLC 2021-3, Class A2, 0.770%, 8/20/2027	30,959,518
3,100,000		Enterprise Fleet Financing LLC 2022-3, Class A2, 4.380%, 7/20/2029	3,065,887
2,000,000		PFS Financing Corp. 2019-C, Class B, 2.420%, 10/15/2024	1,972,116
19,296,000		PFS Financing Corp. 2020-E, Class A, 1.000%, 10/15/2025	18,474,129
4,000,000		PFS Financing Corp. 2020-E, Class B, 1.570%, 10/15/2025	3,842,314
7,500,000		PFS Financing Corp. 2020-G, Class A, 0.970%, 2/15/2026	7,096,866
4,915,000		PFS Financing Corp. 2020-G, Class B, 1.570%, 2/15/2026	4,682,880
35,410,000		PFS Financing Corp. 2021-A, Class A, 0.710%, 4/15/2026	33,173,455
10,875,000		PFS Financing Corp. 2021-A, Class B, 0.960%, 4/15/2026	10,202,093
38,000,000		PFS Financing Corp. 2021-B, Class A, 0.775%, 8/15/2026	34,478,164
4,500,000		PFS Financing Corp. 2021-B, Class B, 1.095%, 8/15/2026	4,082,115
6,000,000	[1]	PFS Financing Corp. 2022-B, Class B, 3.135% (30-DAY AVERAGE SOFR +0.850%), 2/15/2026	5,978,860
1,943,542		Public Service New Hampshire 2018-1, Class A1, 3.094%, 2/1/2026	1,925,153
3,148,796		Sierra Receivables Funding Co. 2020-2A, Class A, 1.330%, 7/20/2037	2,964,405
144,258		Sofi Consumer Loan Program Trust 2020-1, Class B, 2.250%, 1/25/2029	144,157
9,367,314		Sofi Consumer Loan Program Trust 2021-1, Class A, 0.490%, 9/25/2030	9,154,829
10,000,000		Verizon Master Trust 2021-2, Class C, 1.380%, 4/20/2028	9,081,381
11,650,000		Verizon Master Trust 2022-1, Class B, 1.270%, 1/20/2027	11,378,385
6,050,000		Verizon Master Trust 2022-1, Class C, 1.390%, 1/20/2027	5,907,748
3,500,000		Verizon Owner Trust 2019-A, Class C, 2.600%, 12/20/2023	3,500,300
76,999		Verizon Owner Trust 2019-B, Class A1A, 2.330%, 12/20/2023	77,013
29,400	[1]	Verizon Owner Trust 2019-B, Class A1B, 3.443% (1-month USLIBOR +0.450%), 12/20/2023	29,424
1,099,902		Verizon Owner Trust 2019-C, Class A1A, 1.940%, 4/22/2024	1,098,836
17,600,000		Verizon Owner Trust 2019-C, Class C, 2.160%, 4/22/2024	17,506,577
9,100,854	[1]	Verizon Owner Trust 2020-A, Class A1B, 3.263% (1-month USLIBOR +0.270%), 7/22/2024	9,089,115
10,000,000		Verizon Owner Trust 2020-A, Class C, 2.060%, 7/22/2024	9,866,871
17,000,000		Verizon Owner Trust 2020-B, Class C, 0.830%, 2/20/2025	16,167,610
27,000,000		Verizon Owner Trust 2020-C, Class B, 0.670%, 4/21/2025	25,788,073
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Other— continued
$ 9,000,000		Verizon Owner Trust 2020-C, Class C, 0.770%, 4/21/2025	$ 8,514,651
		TOTAL	393,730,573
		Student Loans— 4.5%
2,371,598	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 3.764% (1-month USLIBOR +0.680%), 10/25/2035	2,326,886
6,259,179	[1]	Navient Student Loan Trust 2019-D, Class A2B, 3.867% (1-month USLIBOR +1.050%), 12/15/2059	6,132,075
11,039,934		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	10,094,016
9,296,407		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	8,357,333
18,598,064		Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	16,465,666
53,276,157		Navient Student Loan Trust 2021-BA, Class A, 0.940%, 7/15/2069	46,356,093
39,754,794		Navient Student Loan Trust 2021-CA, Class A, 1.060%, 10/15/2069	34,186,930
44,031,192		Navient Student Loan Trust 2021-FA, Class A, 1.110%, 2/18/2070	37,859,137
8,299,600	[1]	Nelnet Student Loan Trust 2021-CA, Class AFL, 3.733% (1-month USLIBOR +0.740%), 4/20/2062	8,064,163
49,118,185	[1]	Nelnet Student Loan Trust 2021-DA, Class AFL, 3.683% (1-month USLIBOR +0.690%), 4/20/2062	48,919,038
10,896,217	[1]	SMB Private Education Loan Trust 2021-D, Class A1B, 3.417% (1-month USLIBOR +0.600%), 3/17/2053	10,758,798
28,481,543	[1]	SMB Private Education Loan Trust 2021-E, Class A1B, 3.447% (1-month USLIBOR +0.630%), 2/15/2051	27,934,753
225,802	[1]	Social Professional Loan Program LLC 2016-D, Class A1, 4.034% (1-month USLIBOR +0.950%), 1/25/2039	225,237
419,490	[1]	Social Professional Loan Program LLC 2017-A, Class A1, 3.784% (1-month USLIBOR +0.700%), 3/26/2040	418,551
278,807	[1]	Social Professional Loan Program LLC 2017-C, Class A1, 3.684% (1-month USLIBOR +0.600%), 7/25/2040	277,637
219,109	[1]	Social Professional Loan Program LLC 2018-A, Class A1, 3.434% (1-month USLIBOR +0.350%), 2/25/2042	218,890
		TOTAL	258,595,203
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,025,475,848)	2,894,004,657
		CORPORATE BONDS— 35.3%
		Capital Goods - Aerospace & Defense— 0.5%
4,000,000		Boeing Co., Sr. Unsecd. Note, 1.167%, 2/4/2023	3,951,258
4,000,000		Boeing Co., Sr. Unsecd. Note, 4.508%, 5/1/2023	3,987,142
18,835,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 0.670%, 8/16/2023	18,170,168
		TOTAL	26,108,568
		Capital Goods - Construction Machinery— 0.3%
8,610,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.950%, 7/2/2023	8,430,764
3,360,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 0.700%, 7/5/2023	3,271,342
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Capital Goods - Construction Machinery— continued
$ 7,895,000	[1]	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.353% (Secured Overnight Financing Rate +0.200%), 10/11/2024	$ 7,823,967
		TOTAL	19,526,073
		Capital Goods - Diversified Manufacturing— 0.4%
1,015,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	935,352
545,000		Lennox International, Inc., Sr. Unsecd. Note, 1.350%, 8/1/2025	486,793
4,000,000		Parker-Hannifin Corp., Sr. Unsecd. Note, 3.650%, 6/15/2024	3,915,164
6,135,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.350%, 9/15/2024	5,835,570
9,000,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.650%, 9/15/2023	8,890,804
		TOTAL	20,063,683
	[1]	Communications - Cable & Satellite— 0.6%
35,830,000		Comcast Corp., Sr. Unsecd. Note, 3.142% (3-month USLIBOR +0.630%), 4/15/2024	35,768,280
		Communications - Telecom Wireless— 0.8%
18,530,000		American Tower Corp., Sr. Unsecd. Note, 0.600%, 1/15/2024	17,490,791
30,800,000	[1]	Vodafone Group PLC, Sr. Unsecd. Note, 3.730% (3-month USLIBOR +0.990%), 1/16/2024	30,849,717
		TOTAL	48,340,508
	[1]	Communications - Telecom Wirelines— 0.4%
25,000,000		Verizon Communications, Inc., Sr. Unsecd. Note, 3.734% (Secured Overnight Financing Rate +0.790%), 3/20/2026	24,535,277
		Consumer Cyclical - Automotive— 3.4%
12,635,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.750%, 8/9/2024	11,752,973
10,000,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 2.703% (3-month USLIBOR +0.280%), 1/12/2024	9,977,273
20,000,000	[1]	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 3.670% (Secured Overnight Financing Rate +0.750%), 12/13/2024	19,759,720
2,510,000		General Motors Co., Sr. Unsecd. Note, 5.400%, 10/2/2023	2,511,372
20,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.945% (Secured Overnight Financing Rate +0.620%), 10/15/2024	19,409,086
10,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.626% (Secured Overnight Financing Rate +0.760%), 3/8/2024	9,863,035
10,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.806% (Secured Overnight Financing Rate +1.040%), 2/26/2027	9,515,161
11,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.000%, 9/17/2024	10,058,188
7,895,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	7,827,133
4,850,000		Metalsa Sa De Cv, Sr. Unsecd. Note, 144A, 4.900%, 4/24/2023	4,777,371
20,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 3.807% (3-month USLIBOR +0.640%), 3/8/2024	19,762,152
8,810,000		Stellantis N.V., Sr. Unsecd. Note, 5.250%, 4/15/2023	8,797,446
5,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, 2.817% (3-month USLIBOR +0.390%), 1/11/2023	5,000,222
10,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 2.482% (Secured Overnight Financing Rate +0.320%), 4/6/2023	9,976,928
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Consumer Cyclical - Automotive— continued
$ 10,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 2.551% (Secured Overnight Financing Rate +0.330%), 1/11/2024	$ 9,942,805
10,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 2.613% (Secured Overnight Financing Rate +0.320%), 1/13/2025	9,890,652
15,000,000	[1,3]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 3.330% (Secured Overnight Financing Rate +0.350%), 6/13/2023	14,972,491
9,000,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 0.750%, 11/23/2022	8,958,830
		TOTAL	192,752,838
	[1]	Consumer Cyclical - Leisure— 0.1%
5,000,000		Magallanes, Inc., Sr. Unsecd. Note, 144A, 4.700% (Secured Overnight Financing Rate +1.780%), 3/15/2024	4,988,145
		Consumer Cyclical - Services— 0.2%
9,000,000		Amazon.com, Inc., Sr. Unsecd. Note, 0.400%, 6/3/2023	8,780,589
		Consumer Non-Cyclical - Food/Beverage— 1.0%
11,655,000		Coca-Cola European Partners PLC, Sr. Unsecd. Note, 144A, 0.500%, 5/5/2023	11,355,378
18,090,000		Conagra Brands, Inc., Sr. Unsecd. Note, 0.500%, 8/11/2023	17,434,498
6,950,000	[1]	General Mills, Inc., Sr. Unsecd. Note, 3.750% (3-month USLIBOR +1.010%), 10/17/2023	6,986,472
15,755,000		JDE Peet’s B.V., Sr. Unsecd. Note, 144A, 0.800%, 9/24/2024	14,431,393
5,900,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 0.750%, 3/15/2024	5,561,441
		TOTAL	55,769,182
		Consumer Non-Cyclical - Health Care— 1.2%
14,000,000		PerkinElmer, Inc., Sr. Unsecd. Note, 0.550%, 9/15/2023	13,399,785
26,235,000		PerkinElmer, Inc., Sr. Unsecd. Note, 0.850%, 9/15/2024	24,350,864
7,145,000		Stryker Corp., Sr. Unsecd. Note, 0.600%, 12/1/2023	6,807,953
26,600,000	[1]	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.870% (Secured Overnight Financing Rate +0.530%), 10/18/2024	26,320,012
		TOTAL	70,878,614
		Consumer Non-Cyclical - Pharmaceuticals— 0.6%
3,700,000		AstraZeneca PLC, Sr. Unsecd. Note, 0.700%, 4/8/2026	3,201,590
9,100,000	[1]	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.302% (3-month USLIBOR +1.010%), 12/15/2023	9,071,315
5,330,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 0.537%, 11/13/2023	5,108,333
3,615,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 2.900%, 7/26/2024	3,508,972
3,735,000		Merck & Co., Inc., Sr. Unsecd. Note, 2.900%, 3/7/2024	3,653,226
11,085,000		Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 0.750%, 9/2/2023	10,620,255
		TOTAL	35,163,691
		Consumer Non-Cyclical - Products— 0.1%
5,545,000		Unilever Capital Corp., Sr. Unsecd. Note, 0.375%, 9/14/2023	5,331,930
		Energy - Integrated— 0.3%
17,060,000		Shell International Finance B.V., Sr. Unsecd. Note, 0.375%, 9/15/2023	16,393,553
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Energy - Refining— 0.1%
$ 7,000,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	$ 6,880,777
1,500,000		Valero Energy Corp., Sr. Unsecd. Note, 1.200%, 3/15/2024	1,418,401
		TOTAL	8,299,178
		Financial Institution - Banking— 14.1%
10,000,000	[1]	American Express Co., Sr. Unsecd. Note, 3.693% (3-month USLIBOR +0.650%), 2/27/2023	10,002,295
21,550,000		American Express Co., Sr. Unsecd. Note, 3.251% (Secured Overnight Financing Rate +0.650%), 11/4/2026	21,112,876
6,380,000		ANZ New Zealand National (Int’l) Ltd., Sr. Unsecd. Note, 144A, 3.307% (Secured Overnight Financing Rate +0.600%), 2/18/2025	6,326,927
1,655,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	1,610,854
430,000		Australia & New Zealand Banking Group Ltd., Sr. Unsecd. Note, Series MTN, 2.050%, 11/21/2022	429,081
15,000,000		Bank of America Corp., Sr. Unsecd. Note, 3.448%, 7/22/2027	14,530,368
5,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.239% (Secured Overnight Financing Rate +0.730%), 10/24/2024	4,959,530
6,500,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.342% (3-month BSBY +0.430%), 5/28/2024	6,373,575
30,000,000		Bank of Montreal, Sr. Unsecd. Note, 3.216% (Secured Overnight Financing Rate +0.350%), 12/8/2023	29,824,998
1,060,000	[3]	Bank of Montreal, Sr. Unsecd. Note, Series MTN, 2.050%, 11/1/2022	1,058,669
10,000,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 3.540% (Secured Overnight Financing Rate +0.620%), 9/15/2026	9,613,031
10,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series J, 2.651% (Secured Overnight Financing Rate +0.200%), 10/25/2024	9,884,452
10,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.738%, 4/26/2024	9,952,834
25,000,000		Bank of New Zealand (BNZ), Sr. Unsecd. Note, 144A, 0.957%, 1/27/2027	24,660,141
15,000,000		Bank of Nova Scotia, Sr. Unsecd. Note, 3.470% (Secured Overnight Financing Rate +0.550%), 9/15/2023	14,950,478
20,000,000		Bank of Nova Scotia, Sr. Unsecd. Note, 3.530% (Secured Overnight Financing Rate +0.610%), 9/15/2026	19,280,542
24,985,000		Barclays Bank plc, Sub. Note, 7.625%, 11/21/2022	24,986,958
2,280,000		Barclays PLC, Sr. Unsecd. Note, 1.007%, 12/10/2024	2,147,273
15,000,000	[1]	Barclays PLC, Sr. Unsecd. Note, 4.301% (3-month USLIBOR +1.380%), 5/16/2024	14,993,177
19,000,000		BPCE SA, Sub., 144A, 5.700%, 10/22/2023	18,795,341
4,000,000		Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.950%, 6/23/2023	3,891,747
25,000,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 2.760% (Secured Overnight Financing Rate +0.420%), 10/18/2024	24,564,563
10,000,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 3.312% (Secured Overnight Financing Rate +0.400%), 12/14/2023	9,932,678
7,695,000		Citigroup, Inc., Sr. Unsecd. Note, 3.145%, 1/25/2026	7,504,359
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$ 10,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 3.262% (Secured Overnight Financing Rate +0.669%), 5/1/2025	$ 9,833,191
15,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 3.659% (Secured Overnight Financing Rate +0.770%), 6/9/2027	14,343,994
8,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 4.051% (Secured Overnight Financing Rate +1.280%), 2/24/2028	7,689,461
10,000,000	[1]	Citizens Bank, N.A., Providence, Sr. Unsecd. Note, Series BKNT, 4.591% (3-month USLIBOR +0.950%), 3/29/2023	9,999,294
25,975,000	[1]	Commonwealth Bank of Australia, Sr. Unsecd. Note, 144A, 0.450% (Secured Overnight Financing Rate +0.400%), 7/7/2025	25,520,724
12,000,000	[1]	Credit Suisse AG of New York, Sr. Unsecd. Note, 2.969% (Secured Overnight Financing Rate +0.390%), 2/2/2024	11,775,293
25,000,000	[1]	Credit Suisse AG of New York, Sr. Unsecd. Note, Series FRN, 3.011% (Secured Overnight Financing Rate +0.380%), 8/9/2023	24,799,264
10,000,000	[1]	DNB Bank ASA, Sr. Pfd., 144A, 3.923% (90-DAY AVERAGE SOFR +0.830%), 3/28/2025	9,962,921
8,150,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	8,038,068
3,470,000		FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	3,426,169
9,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.000%, 3/3/2024	8,874,240
12,275,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.339% (Secured Overnight Financing Rate +0.920%), 10/21/2027	11,743,825
20,495,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.707% (3-month USLIBOR +0.750%), 2/23/2023	20,488,374
9,375,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.873% (Secured Overnight Financing Rate +1.120%), 2/24/2028	8,984,008
15,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series FRN, 3.240% (Secured Overnight Financing Rate +0.540%), 11/17/2023	14,962,776
10,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series FRN, 3.664% (Secured Overnight Financing Rate +0.790%), 12/9/2026	9,672,625
1,855,000		HSBC Holdings PLC, Sr. Unsecd. Note, 1.645%, 4/18/2026	1,651,144
5,000,000	[1]	HSBC Holdings PLC, Sr. Unsecd. Note, 3.960% (3-month USLIBOR +1.000%), 5/18/2024	4,941,019
1,470,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 0.563%, 2/16/2025	1,375,174
4,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.514%, 6/1/2024	3,906,215
8,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.348% (Secured Overnight Financing Rate +0.535%), 6/1/2025	7,853,874
20,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.475% (Secured Overnight Financing Rate +0.600%), 12/10/2025	19,540,357
10,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.508% (Secured Overnight Financing Rate +0.580%), 3/16/2024	9,930,371
6,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.513% (3-month USLIBOR +0.730%), 4/23/2024	5,990,659
12,500,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.740% (Secured Overnight Financing Rate +0.765%), 9/22/2027	11,877,724
5,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.013% (3-month USLIBOR +1.230%), 10/24/2023	5,001,058
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$ 8,000,000		Mitsubishi UFJ Financial Group, Inc., Sr. Unsecd. Note, 0.848%, 9/15/2024	$ 7,633,618
8,570,000	[1]	Morgan Stanley, Sr. Unsecd. Note, 3.134% (Secured Overnight Financing Rate +0.625%), 1/24/2025	8,414,385
10,970,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 0.791%, 1/22/2025	10,282,604
795,000		Morgan Stanley, Sr. Unsecd. Note, Series I, 0.864%, 10/21/2025	721,527
3,635,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 0.560%, 11/10/2023	3,615,239
1,145,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 2.720%, 7/22/2025	1,086,887
7,355,000	[1]	MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.599% (Secured Overnight Financing Rate +0.710%), 12/9/2022	7,352,800
30,000,000	[1]	National Australia Bank Ltd., Sr. Unsecd. Note, 144A, 3.655% (3-month USLIBOR +0.410%), 12/13/2022	29,987,365
16,000,000	[1]	National Bank of Canada, Montreal, Sr. Unsecd. Note, 3.102% (Secured Overnight Financing Rate +0.490%), 8/6/2024	15,789,409
16,500,000		National Bank of Canada, Montreal, Sr. Unsecd. Note, Series MTN, 2.100%, 2/1/2023	16,337,319
2,000,000	[1]	NatWest Markets plc, Sr. Unsecd. Note, 144A, 3.188% (Secured Overnight Financing Rate +0.530%), 8/12/2024	1,959,351
9,000,000	[1]	NatWest Markets plc, Sr. Unsecd. Note, 144A, 3.750% (Secured Overnight Financing Rate +0.760%), 9/29/2026	8,602,947
10,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, 2.906% (Secured Overnight Financing Rate +0.360%), 7/29/2024	9,881,300
10,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 2.670% (Secured Overnight Financing Rate +0.300%), 1/19/2024	9,924,424
5,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 3.100% (3-month USLIBOR +0.360%), 1/17/2023	4,996,329
11,750,000	[1]	Standard Chartered PLC, Sr. Unsecd. Note, 144A, 0.991%, 1/12/2025	11,015,238
825,000		Sumitomo Mitsui Financial Group, Inc., Sr. Unsecd. Note, 0.508%, 1/12/2024	777,725
4,000,000		Toronto Dominion Bank, Sr. Unsecd. Note, Series MTN, 0.450%, 9/11/2023	3,836,682
47,000,000	[1]	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 3.274% (Secured Overnight Financing Rate +0.400%), 6/9/2025	46,061,302
35,000,000		UBS AG London, Sr. Unsecd. Note, 144A, 2.991% (Secured Overnight Financing Rate +0.360%), 2/9/2024	34,824,954
10,000,000		UBS AG London, Sr. Unsecd. Note, 144A, 3.081% (Secured Overnight Financing Rate +0.450%), 8/9/2024	9,939,404
		TOTAL	806,609,378
		Financial Institution - Finance Companies— 1.3%
29,000,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.150%, 10/29/2023	27,564,640
2,430,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.875%, 1/16/2024	2,392,273
33,975,000		Air Lease Corp., Sr. Unsecd. Note, Series MTN, 0.700%, 2/15/2024	31,766,301
11,000,000	[1]	Air Lease Corp., Sr. Unsecd. Note, Series MTN, 3.642% (3-month USLIBOR +0.350%), 12/15/2022	10,992,072
		TOTAL	72,715,286
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Insurance - Health— 0.2%
$ 4,000,000		Anthem, Inc., Sr. Unsecd. Note, 0.450%, 3/15/2023	$ 3,930,666
10,035,000		CIGNA Corp., Sr. Unsecd. Note, 0.613%, 3/15/2024	9,453,437
		TOTAL	13,384,103
		Financial Institution - Insurance - Life— 2.8%
4,090,000		AIG Global Funding, Sr. Note, 144A, 0.650%, 6/17/2024	3,802,450
5,820,000		AIG Global Funding, Sr. Secd. Note, 144A, 0.800%, 7/7/2023	5,644,100
25,000,000	[1,3]	MassMutual Global Funding II, Sec. Fac. Bond, 144A, 2.689% (Secured Overnight Financing Rate +0.270%), 10/21/2024	24,725,585
5,000,000		Mass Mutual Global Funding II, Sec. Fac. Bond, 144A, 2.750%, 6/22/2024	4,820,768
5,475,000		Mass Mutual Global Funding II, Sr. Secd. Note, 144A, 0.850%, 6/9/2023	5,336,599
3,375,000		Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.550%, 6/7/2024	3,137,492
4,555,000		Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.900%, 6/8/2023	4,442,378
12,000,000	[1]	Met Life Global Funding I, Sec. Fac. Bond, 144A, 2.518% (Secured Overnight Financing Rate +0.320%), 1/7/2024	11,925,754
7,000,000	[1]	Met Life Global Funding I, Sec. Fac. Bond, 144A, 2.863% (Secured Overnight Financing Rate +0.570%), 1/13/2023	6,999,405
10,000,000	[1,3]	Met Life Global Funding I, Sec. Fac. Bond, 144A, 3.291% (Secured Overnight Financing Rate +0.300%), 9/27/2024	9,876,846
20,000,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 2.639% (Secured Overnight Financing Rate +0.330%), 1/14/2025	19,736,843
5,000,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 2.799% (Secured Overnight Financing Rate +0.220%), 2/2/2023	4,994,205
20,000,000	[1]	Pacific Life Global Funding II, Sec. Fac. Bond, 144A, 2.915% (Secured Overnight Financing Rate +0.400%), 1/27/2025	19,546,900
21,815,000		Principal Life Global Funding II, Sec. Fac. Bond, 144A, 0.500%, 1/8/2024	20,635,997
8,000,000	[1]	Principal Life Global Funding II, Sec. Fac. Bond, 144A, 2.687% (Secured Overnight Financing Rate +0.450%), 4/12/2024	7,969,427
9,000,000	[1]	Principal Life Global Funding II, Sec. Fac. Bond, 144A, 3.138% (Secured Overnight Financing Rate +0.380%), 8/23/2024	8,917,778
		TOTAL	162,512,527
		Technology— 1.1%
9,000,000		Broadcom, Inc., Sr. Unsecd. Note, 2.250%, 11/15/2023	8,740,940
4,835,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 4.000%, 7/15/2024	4,749,937
9,590,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 0.375%, 3/1/2023	9,431,858
3,615,000		Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	3,470,106
5,000,000	[1]	Qualcomm, Inc., Sr. Unsecd. Note, 3.535% (3-month USLIBOR +0.730%), 1/30/2023	5,008,025
7,015,000		Skyworks Solutions, Inc., Sr. Unsecd. Note, 0.900%, 6/1/2023	6,808,219
3,750,000		VMware, Inc., Sr. Unsecd. Note, 0.600%, 8/15/2023	3,612,146
24,000,000		VMware, Inc., Sr. Unsecd. Note, 1.000%, 8/15/2024	22,230,894
		TOTAL	64,052,125
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Transportation - Railroads— 0.1%
$ 6,730,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.350%, 12/2/2024	$ 6,228,423
		Transportation - Services— 0.0%
2,200,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.450%, 7/1/2024	2,118,188
		Utility - Electric— 4.7%
7,795,000		American Electric Power Co., Inc., Jr. Sub. Note, 2.031%, 3/15/2024	7,465,413
11,060,000	[1]	American Electric Power Co., Inc., Sr. Unsecd. Note, Series A, 3.262% (3-month USLIBOR +0.480%), 11/1/2023	10,999,515
30,575,000		Black Hills Corp., Sr. Unsecd. Note, 1.037%, 8/23/2024	28,263,256
9,375,000		CenterPoint Energy, Inc., Sr. Unsecd. Note, 3.312%, 5/13/2024	9,247,095
17,440,000	[1]	CenterPoint Energy Resources Corp., Sr. Unsecd. Note, 3.599% (3-month USLIBOR +0.500%), 3/2/2023	17,401,130
16,885,000	[1]	Dominion Energy, Inc., Sr. Unsecd. Note, Series D, 3.822% (3-month USLIBOR +0.530%), 9/15/2023	16,810,170
6,660,000		Emera US Finance LP, Sr. Unsecd. Note, 0.833%, 6/15/2024	6,175,237
5,935,000		EverSource Energy, Sr. Unsecd. Note, Series Q, 0.800%, 8/15/2025	5,253,830
47,010,000	[1]	EverSource Energy, Sr. Unsecd. Note, Series T, 2.916% (Secured Overnight Financing Rate +0.250%), 8/15/2023	46,765,243
15,295,000	[1]	Mississippi Power Co., Sr. Unsecd. Note, Series A, 3.290% (Secured Overnight Financing Rate +0.300%), 6/28/2024	14,990,416
25,790,000	[1]	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series D, 2.670% (Secured Overnight Financing Rate +0.330%), 10/18/2024	25,453,455
30,000,000	[1]	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.993% (Secured Overnight Financing Rate +0.400%), 11/3/2023	29,728,597
20,015,000	[1]	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.254% (3-month USLIBOR +0.270%), 2/22/2023	19,958,627
8,570,000	[1]	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.353% (Secured Overnight Financing Rate +0.540%), 3/1/2023	8,559,504
3,160,000		OGE Energy Corp., Sr. Unsecd. Note, 0.703%, 5/26/2023	3,077,415
14,970,000	[1]	PPL Electric Utilities Corp., 3.321% (Secured Overnight Financing Rate +0.330%), 6/24/2024	14,798,602
1,935,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	1,862,307
		TOTAL	266,809,812
		Utility - Natural Gas— 0.8%
18,950,000	[1]	Atmos Energy Corp., Sr. Unsecd. Note, 3.574% (3-month USLIBOR +0.380%), 3/9/2023	18,920,983
8,935,000	[1]	Enbridge, Inc., Sr. Unsecd. Note, 3.100% (Secured Overnight Financing Rate +0.400%), 2/17/2023	8,916,181
4,000,000		Enbridge, Inc., Sr. Unsecd. Note, 4.000%, 10/1/2023	3,967,038
3,965,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	3,898,430
3,565,000		Southern Natural Gas, Sr. Unsecd. Note, 144A, 0.625%, 4/28/2023	3,468,297
4,000,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 1.000%, 10/12/2024	3,689,542
		TOTAL	42,860,471
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Utility - Natural Gas Distributor— 0.2%
$ 9,575,000	[1]	Southern California Gas Co., Sr. Unsecd. Note, 3.620% (3-month USLIBOR +0.350%), 9/14/2023	$ 9,542,158
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,069,759,238)	2,019,532,580
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS— 6.6%
		Federal Home Loan Mortgage Corporation— 5.5%
53,607		Federal Home Loan Mortgage Corp., Class FE, 3.217% (1-month USLIBOR +0.400%), 7/15/2036	53,071
774,150		Federal Home Loan Mortgage Corp. REMIC, Series 2736, Class FB, 3.114% (1-month USLIBOR +0.550%), 12/15/2033	774,125
942,405		Federal Home Loan Mortgage Corp. REMIC, Series 2819, Class F, 3.217% (1-month USLIBOR +0.400%), 6/15/2034	937,026
104,143		Federal Home Loan Mortgage Corp. REMIC, Series 3071, Class TF, 3.117% (1-month USLIBOR +0.300%), 4/15/2035	104,044
615,866		Federal Home Loan Mortgage Corp. REMIC, Series 3084, Class XF, 3.337% (1-month USLIBOR +0.520%), 12/15/2035	614,581
161,269		Federal Home Loan Mortgage Corp. REMIC, Series 3152, Class WF, 3.277% (1-month USLIBOR +0.460%), 2/15/2034	160,711
638,731		Federal Home Loan Mortgage Corp. REMIC, Series 3153, Class EF, 3.227% (1-month USLIBOR +0.410%), 5/15/2036	633,829
266,683		Federal Home Loan Mortgage Corp. REMIC, Series 3153, Class FJ, 2.771% (1-month USLIBOR +0.380%), 5/15/2036	265,289
131,103		Federal Home Loan Mortgage Corp. REMIC, Series 3156, Class HF, 3.302% (1-month USLIBOR +0.485%), 8/15/2035	130,655
159,479		Federal Home Loan Mortgage Corp. REMIC, Series 3211, Class FN, 3.117% (1-month USLIBOR +0.300%), 9/15/2036	157,761
213,068		Federal Home Loan Mortgage Corp. REMIC, Series 3317, Class F, 3.217% (1-month USLIBOR +0.400%), 7/15/2036	211,529
63,265		Federal Home Loan Mortgage Corp. REMIC, Series 3320, Class FM, 3.217% (1-month USLIBOR +0.400%), 7/15/2036	63,239
46,116		Federal Home Loan Mortgage Corp. REMIC, Series 3339, Class AF, 3.267% (1-month USLIBOR +0.450%), 7/15/2037	45,782
966,349		Federal Home Loan Mortgage Corp. REMIC, Series 3382, Class FG, 3.417% (1-month USLIBOR +0.600%), 11/15/2037	966,477
789,097		Federal Home Loan Mortgage Corp. REMIC, Series 3387, Class PF, 3.237% (1-month USLIBOR +0.420%), 11/15/2037	784,531
82,550		Federal Home Loan Mortgage Corp. REMIC, Series 3542, Class NF, 3.567% (1-month USLIBOR +0.750%), 7/15/2036	83,127
270,679		Federal Home Loan Mortgage Corp. REMIC, Series 3556, Class FA, 3.727% (1-month USLIBOR +0.910%), 7/15/2037	274,848
3,992,286		Federal Home Loan Mortgage Corp. REMIC, Series 3843, Class FB, 3.147% (1-month USLIBOR +0.330%), 4/15/2041	3,987,949
1,125,230		Federal Home Loan Mortgage Corp. REMIC, Series 4238, Class FT, 3.167% (1-month USLIBOR +0.350%), 8/15/2043	1,112,848
1,169,983		Federal Home Loan Mortgage Corp. REMIC, Series 4604, Class FB, 3.217% (1-month USLIBOR +0.400%), 8/15/2046	1,167,073
2,003,870		Federal Home Loan Mortgage Corp. REMIC, Series 4703, Class FA, 0.746% (1-month USLIBOR +0.350%), 7/15/2047	1,964,406
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Federal Home Loan Mortgage Corporation— continued
$ 15,831,532		Federal Home Loan Mortgage Corp. REMIC, Series 4901, Class BF, 3.484% (1-month USLIBOR +0.400%), 7/25/2049	$ 15,680,815
4,862,528		Federal Home Loan Mortgage Corp. REMIC, Series 4916, Class FA, 3.484% (1-month USLIBOR +0.400%), 9/25/2049	4,818,653
21,714,633		Federal Home Loan Mortgage Corp. REMIC, Series 4920, Class FA, 3.534% (1-month USLIBOR +0.450%), 10/25/2049	21,491,758
18,636,035		Federal Home Loan Mortgage Corp. REMIC, Series 4988, Class KF, 3.434% (1-month USLIBOR +0.350%), 7/25/2050	18,440,371
31,230,117		Federal Home Loan Mortgage Corp. REMIC, Series 4993, Class F, 3.534% (1-month USLIBOR +0.450%), 7/25/2050	30,602,748
7,942,348		Federal Home Loan Mortgage Corp. REMIC, Series 5057, Class FH, 2.530% (Secured Overnight Financing Rate +0.250%), 12/25/2050	7,704,324
24,144,688		Federal Home Loan Mortgage Corp. REMIC, Series K-F121, Class AS, 2.464% (30-DAY AVERAGE SOFR +0.180%), 8/25/2028	23,716,863
10,128,457		Federal Home Loan Mortgage Corp. REMIC, Series KF79, Class AL, 3.023% (1-month USLIBOR +0.470%), 5/25/2030	10,087,372
1,715,124		Federal Home Loan Mortgage Corp. REMIC, Series KF87, Class AL, 2.903% (1-month USLIBOR +0.350%), 8/25/2030	1,697,956
18,154,238		Federal Home Loan Mortgage Corp. REMIC, Series KF90, Class AL, 2.883% (1-month USLIBOR +0.330%), 9/25/2030	17,870,938
17,745,381		Federal Home Loan Mortgage Corp. REMIC, Series KF92, Class AL, 2.883% (1-month USLIBOR +0.330%), 10/25/2030	17,376,815
13,999,460		Federal Home Loan Mortgage Corp. REMIC, Series KF93, Class AL, 2.833% (1-month USLIBOR +0.280%), 10/25/2027	13,912,396
26,205,854		Federal Home Loan Mortgage Corp. REMIC, Series KF94, Class AL, 2.853% (1-month USLIBOR +0.300%), 11/25/2030	25,811,370
37,415,828		Federal Home Loan Mortgage Corp. REMIC, Series KF95, Class AL, 2.813% (1-month USLIBOR +0.260%), 11/25/2030	36,577,224
20,451,899		Federal Home Loan Mortgage Corp. REMIC, Series KF96, Class AL, 2.813% (1-month USLIBOR +0.260%), 12/25/2030	20,314,299
19,468,444		Federal Home Loan Mortgage Corp. REMIC, Series KF98, Class AL, 2.723% (1-month USLIBOR +0.170%), 12/25/2030	19,328,914
13,091,918		JP Morgan Mortgage Trust 2021-1, Class A11, 2.833% (30-DAY AVERAGE SOFR +0.650%), 6/25/2051	11,896,442
		TOTAL	311,822,159
		Federal National Mortgage Association— 1.0%
14,174		Federal National Mortgage Association, Class FB, 3.584% (1-month USLIBOR +0.500%), 8/25/2039	14,197
85,706		Federal National Mortgage Association REMIC, Series 2002-77, Class FA, 3.993% (1-month USLIBOR +1.000%), 12/18/2032	86,878
192,903		Federal National Mortgage Association REMIC, Series 2006-44, Class FK, 3.514% (1-month USLIBOR +0.430%), 6/25/2036	192,153
964,070		Federal National Mortgage Association REMIC, Series 2006-61, Class FQ, 3.484% (1-month USLIBOR +0.400%), 7/25/2036	958,365
208,248		Federal National Mortgage Association REMIC, Series 2006-79, Class DF, 3.434% (1-month USLIBOR +0.350%), 8/25/2036	207,130
630,887		Federal National Mortgage Association REMIC, Series 2006-81, Class FB, 3.434% (1-month USLIBOR +0.350%), 9/25/2036	626,778
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Federal National Mortgage Association— continued
$ 256,088		Federal National Mortgage Association REMIC, Series 2006-119, Class CF, 3.384% (1-month USLIBOR +0.300%), 12/25/2036	$ 253,911
522,526		Federal National Mortgage Association REMIC, Series 2006-W1, Class 2AF1, 3.304% (1-month USLIBOR +0.220%), 2/25/2046	516,695
3,196,488		Federal National Mortgage Association REMIC, Series 2007-22, Class FQ, 3.314% (1-month USLIBOR +0.230%), 3/25/2037	3,156,730
343,092		Federal National Mortgage Association REMIC, Series 2007-88, Class FY, 3.544% (1-month USLIBOR +0.460%), 9/25/2037	343,712
182,262		Federal National Mortgage Association REMIC, Series 2007-97, Class FE, 3.534% (1-month USLIBOR +0.450%), 7/25/2037	181,648
89,755		Federal National Mortgage Association REMIC, Series 2008-69, Class FB, 4.084% (1-month USLIBOR +1.000%), 6/25/2037	91,025
227,115		Federal National Mortgage Association REMIC, Series 2009-69, Class F, 3.934% (1-month USLIBOR +0.850%), 4/25/2037	229,548
6,210,821		Federal National Mortgage Association REMIC, Series 2010-111, Class FM, 3.484% (1-month USLIBOR +0.400%), 10/25/2040	6,180,764
2,063,805		Federal National Mortgage Association REMIC, Series 2017-24, Class FB, 3.434% (1-month USLIBOR +0.350%), 4/25/2047	2,029,128
20,791,336		Federal National Mortgage Association REMIC, Series 2018-85, Class FE, 3.384% (1-month USLIBOR +0.300%), 12/25/2048	20,496,236
1,563,141		Federal National Mortgage Association REMIC, Series 2019-31, Class FA, 3.484% (1-month USLIBOR +0.400%), 7/25/2049	1,548,563
7,312,135		Federal National Mortgage Association REMIC, Series 2020-47, Class FH, 3.484% (1-month USLIBOR +0.400%), 7/25/2050	7,176,057
11,995,040		Federal National Mortgage Association REMIC, Series 2020-68, Class FB, 3.384% (1-month USLIBOR +0.300%), 10/25/2060	11,791,649
		TOTAL	56,081,167
		Government National Mortgage Association— 0.1%
3,674,121		Government National Mortgage Association REMIC, Series 2012-H31, Class FA, 2.707% (1-month USLIBOR +0.350%), 11/20/2062	3,639,431
2,251,074		Government National Mortgage Association REMIC, Series 2013-H16, Class FA, 2.897% (1-month USLIBOR +0.540%), 7/20/2063	2,236,755
2,100,830		Government National Mortgage Association REMIC, Series 2013-H17, Class FA, 2.907% (1-month USLIBOR +0.550%), 7/20/2063	2,090,065
		TOTAL	7,966,251
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $383,281,946)	375,869,577
		COMMERCIAL MORTGAGE-BACKED SECURITIES— 1.7%
		Commercial Mortgage— 1.7%
20,000,000	[1]	BHMS Mortgage Trust 2018-ATLS, Class A, 4.067% (1-month USLIBOR +1.250%), 7/15/2035	19,380,848
14,053,523	[1]	DBWF Mortgage Trust 2018-GLKS, Class A, 4.023% (1-month USLIBOR +1.030%), 12/19/2030	13,668,768
25,000,000	[1]	DBWF Mortgage Trust 2018-GLKS, Class B, 4.343% (1-month USLIBOR +1.350%), 12/19/2030	24,004,688
38,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	35,154,062
Annual Shareholder Report

Principal Amount or Shares			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES— continued
		Commercial Mortgage— continued
$ 7,134,917	[1]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 3.546% (1-month USLIBOR +0.790%), 4/10/2046	$ 7,112,433
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $104,513,321)	99,320,799
		NON-AGENCY MORTGAGE-BACKED SECURITIES— 0.5%
		Non-Agency Mortgage— 0.5%
20,208,283		BRASS PLC, Class A1, 0.669%, 4/16/2069	19,265,547
102,763	[1]	Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 4.093% (1-month USLIBOR +1.100%), 11/20/2035	75,165
59,207	[1]	Impac CMB Trust 2004-7, Class 1A2, 4.004% (1-month USLIBOR +0.920%), 11/25/2034	56,903
98,825	[1]	Impac CMB Trust 2004-9, Class 1A2, 3.964% (1-month USLIBOR +0.880%), 1/25/2035	94,079
9,100,000		Lanark Master Issuer PLC 2020-1A, Class 1A, 2.277%, 12/22/2069	9,070,252
181,592	[1]	Mellon Residential Funding Corp. 2001-TBC1, Class A1, 3.517% (1-month USLIBOR +0.700%), 11/15/2031	173,639
204,343	[1]	Washington Mutual 2006-AR1, Class 2A1B, 2.174% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +1.070%), 1/25/2046	183,305
379,819	[1]	Washington Mutual 2006-AR15, Class 1A, 1.944% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	346,374
204,919	[1]	Washington Mutual 2006-AR17, Class 1A, 1.679% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	176,834
		TOTAL	29,442,098
		Non-Agency Mortgage-Backed Securities— 0.0%
511,344		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	436,716
		TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $31,039,544)	29,878,814
	[1]	ADJUSTABLE RATE MORTGAGES— 0.0%
		Federal National Mortgage Association— 0.0%
413,305		FNMA ARM, 1.747%, 8/1/2033	400,650
332,272		FNMA ARM, 2.445%, 7/1/2034	331,174
50,315		FNMA ARM, 2.259%, 5/1/2040	50,826
20,539		FNMA ARM, 2.698%, 4/1/2030	20,295
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $826,894)	802,945
		MORTGAGE-BACKED SECURITY— 0.0%
		Federal National Mortgage Association— 0.0%
322,903		Federal National Mortgage Association, Pool 728568, 6.500%, 10/1/2033 (IDENTIFIED COST $341,369)	341,769
		INVESTMENT COMPANIES— 5.5%
17,329,463		Bank Loan Core Fund	150,593,032
4,995,005		Federated Hermes Conservative Microshort Fund	49,650,349
1,083,960		Federated Hermes Government Obligations Fund, Premier Shares, 2.86%[4]	1,083,960
Annual Shareholder Report

Principal Amount or Shares		Value
	INVESTMENT COMPANIES— continued
111,435,697	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 2.98%[4]	$ 111,402,267
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $331,939,144)	312,729,608
	TOTAL INVESTMENT IN SECURITIES—100.3% (IDENTIFIED COST $5,947,177,304)[5]	5,732,480,749
	OTHER ASSETS AND LIABILITIES - NET—(0.3)%[6]	(18,406,262)
	TOTAL NET ASSETS—100%	$5,714,074,487
At September 30, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Short Futures:
[7]United States Treasury Notes 2-Year Short Futures	1,250	$256,738,282	December 2022	$2,863,403
[7]United States Treasury Notes 5-Year Short Futures	500	$53,753,907	December 2022	$1,233,275
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$4,096,678
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Annual Shareholder Report

[PAGE INTENTIONALLY LEFT BLANK]
Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended September 30, 2022, were as follows:
Affiliates	Value as of 9/30/2021	Purchases at Cost	Proceeds from Sales
Bank Loan Core Fund	$285,749,679	$126,666,065	$(230,105,000)
Federated Hermes Conservative Microshort Fund	$50,000,000	$—	$—
Federated Hermes Government Obligations Fund, Premier Shares*	$12,188,530	$64,870,995	$(75,975,565)
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$811,254,944	$2,846,428,683	$(3,546,161,287)
High Yield Bond Core Fund	$109,929,673	$993,523	$(109,721,905)
TOTAL OF AFFILIATED TRANSACTIONS	$1,269,122,826	$3,038,959,266	$(3,961,963,757)
Annual Shareholder Report

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 9/30/2022	Shares Held as of 9/30/2022	Dividend Income	Gain Distributions Received
$(21,424,491)	$(10,293,221)	$150,593,032	17,329,463	$16,166,065	$—
$(349,651)	$—	$49,650,349	4,995,005	$438,736	$—
N/A	N/A	$1,083,960	1,083,960	$9,726	$—
$151,144	$(271,217)	$111,402,267	111,435,697	$895,442	$62,897
$(3,964,556)	$2,763,265	$—	—	$1,125,495	$—
$(25,587,554)	$(7,801,173)	$312,729,608	134,844,125	$18,635,464	$62,897

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
Floating/adjustable note with current rate and current maturity or next reset date shown.
Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”).

3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $5,947,250,720.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
7	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of September 30, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$2,894,004,657	$0	$2,894,004,657
Corporate Bonds	—	2,019,532,580	—	2,019,532,580
Collateralized Mortgage Obligations	—	375,869,577	—	375,869,577
Commercial Mortgage-Backed Securities	—	99,320,799	—	99,320,799
Non-Agency Mortgage-Backed Securities	—	29,878,814	—	29,878,814
Adjustable Rate Mortgages	—	802,945	—	802,945
Mortgage-Backed Security	—	341,769	—	341,769
Investment Companies	312,729,608	—	—	312,729,608
TOTAL SECURITIES	$312,729,608	$5,419,751,141	$0	$5,732,480,749
Other Financial Instruments:[1]
Assets	$4,096,678	$—	$—	$4,096,678
TOTAL OTHER FINANCIAL INSTRUMENTS	$4,096,678	$—	$—	$4,096,678

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
BSBY	—Bloomberg Short-Term Bank Yield Index
CMT	—Constant Maturity Treasury
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
NIM	—Net Interest Margin
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$9.22	$9.19	$9.16	$9.10	$9.12
Income From Investment Operations:
Net investment income (loss)	0.08	0.06	0.15[1]	0.19	0.15
Net realized and unrealized gain (loss)	(0.26)	0.04	0.03	0.06	(0.02)
Total From Investment Operations	(0.18)	0.10	0.18	0.25	0.13
Less Distributions:
Distributions from net investment income	(0.08)	(0.07)	(0.15)	(0.19)	(0.15)
Net Asset Value, End of Period	$8.96	$9.22	$9.19	$9.16	$9.10
Total Return[2]	(1.96)%	1.07%	2.03%	2.79%	1.39%
Ratios to Average Net Assets:
Net expenses[3]	0.51%	0.51%	0.56%	0.91%	0.91%
Net investment income	0.82%	0.69%	1.65%	2.10%	1.60%
Expense waiver/reimbursement[4]	0.09%	0.10%	0.09%	0.09%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$792,306	$1,604,459	$664,369	$318,992	$281,543
Portfolio turnover[5]	16%	26%	47%	36%	32%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$9.22	$9.19	$9.15	$9.09	$9.12
Income From Investment Operations:
Net investment income (loss)	0.09	0.08	0.17[1]	0.24	0.20
Net realized and unrealized gain (loss)	(0.26)	0.03	0.04	0.06	(0.03)
Total From Investment Operations	(0.17)	0.11	0.21	0.30	0.17
Less Distributions:
Distributions from net investment income	(0.09)	(0.08)	(0.17)	(0.24)	(0.20)
Net Asset Value, End of Period	$8.96	$9.22	$9.19	$9.15	$9.09
Total Return[2]	(1.82)%	1.22%	2.36%	3.36%	1.83%
Ratios to Average Net Assets:
Net expenses[3]	0.36%	0.36%	0.36%	0.36%	0.37%
Net investment income	0.99%	0.85%	1.91%	2.65%	2.17%
Expense waiver/reimbursement[4]	0.07%	0.08%	0.09%	0.08%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,161,788	$6,845,790	$3,669,765	$3,248,715	$3,237,960
Portfolio turnover[5]	16%	26%	47%	36%	32%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$9.22	$9.19	$9.15	$9.10	$9.12
Income From Investment Operations:
Net investment income (loss)	0.08	0.06	0.16[1]	0.21	0.16
Net realized and unrealized gain (loss)	(0.26)	0.04	0.04	0.04	(0.03)
Total From Investment Operations	(0.18)	0.10	0.20	0.25	0.13
Less Distributions:
Distributions from net investment income	(0.08)	(0.07)	(0.16)	(0.20)	(0.15)
Net Asset Value, End of Period	$8.96	$9.22	$9.19	$9.15	$9.10
Total Return[2]	(1.91)%	1.12%	2.20%	2.78%	1.49%
Ratios to Average Net Assets:
Net expenses[3]	0.46%	0.46%	0.56%	0.81%	0.82%
Net investment income	0.94%	0.76%	1.80%	2.20%	1.72%
Expense waiver/reimbursement[4]	0.06%	0.09%	0.10%	0.13%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$15,180	$16,322	$17,458	$74,205	$53,156
Portfolio turnover[5]	16%	26%	47%	36%	32%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,			Period Ended 9/30/2019[1]
	2022	2021	2020
Net Asset Value, Beginning of Period	$9.22	$9.19	$9.15	$9.12
Income From Investment Operations:
Net investment income (loss)	0.10	0.08	0.16[2]	0.08
Net realized and unrealized gain (loss)	(0.27)	0.03	0.05	0.03
Total From Investment Operations	(0.17)	0.11	0.21	0.11
Less Distributions:
Distributions from net investment income	(0.09)	(0.08)	(0.17)	(0.08)
Net Asset Value, End of Period	$8.96	$9.22	$9.19	$9.15
Total Return[3]	(1.81)%	1.23%	2.37%	1.23%
Ratios to Average Net Assets:
Net expenses[4]	0.35%	0.35%	0.35%	0.35%[5]
Net investment income	1.04%	0.85%	1.70%	2.65%[5]
Expense waiver/reimbursement[6]	0.04%	0.05%	0.06%	0.06%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$744,800	$805,078	$313,440	$30,911
Portfolio turnover[7]	16%	26%	47%	36%[8]

1	Reflects operations for the period from May 29, 2019 (date of initial investment) to September 30, 2019.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended September 30, 2019.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
September 30, 2022

Assets:
Investment in securities, at value including $1,058,028 of securities loaned and $312,729,608 of investments in affiliated holdings* (identified cost $5,947,177,304)	$5,732,480,749
Cash	28
Due from broker (Note 2)	2,062,500
Income receivable	10,647,376
Income receivable from affiliated holdings	1,298,717
Receivable for shares sold	8,280,843
Receivable for variation margin on futures contracts	330,894
Total Assets	5,755,101,107
Liabilities:
Payable for investments purchased	943,822
Payable for shares redeemed	35,547,113
Payable for collateral due to broker for securities lending (Note 2)	1,083,960
Income distribution payable	2,513,576
Payable for investment adviser fee (Note 5)	40,412
Payable for administrative fee (Note 5)	12,305
Payable for other service fees (Notes 2 and 5)	154,366
Accrued expenses (Note 5)	731,066
Total Liabilities	41,026,620
Net assets for 637,837,234 shares outstanding	$5,714,074,487
Net Assets Consist of:
Paid-in capital	$5,930,759,209
Total distributable earnings (loss)	(216,684,722)
Total Net Assets	$5,714,074,487
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($792,306,233 ÷ 88,400,664) shares outstanding, $0.001 par value, 2,000,000,000 shares authorized	$8.96
Institutional Shares:
Net asset value per share ($4,161,787,607 ÷ 464,583,395) shares outstanding, $0.001 par value, 1,000,000,000 shares authorized	$8.96
Service Shares:
Net asset value per share ($15,180,281 ÷ 1,694,006) shares outstanding, $0.001 par value, 1,000,000,000 shares authorized	$8.96
Class R6 Shares:
Net asset value per share ($744,800,366 ÷ 83,159,169) shares outstanding, $0.001 par value, 500,000,000 shares authorized	$8.96

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended September 30, 2022

Investment Income:
Interest	$87,925,271
Dividends (including $18,625,738 received from affiliated holdings*)	18,688,632
Net income on securities loaned (includes $9,726 earned from affiliated holdings related to cash collateral balances*) (Note 2)	15,960
TOTAL INCOME	106,629,863
Expenses:
Investment adviser fee (Note 5)	23,541,191
Administrative fee (Note 5)	6,151,129
Custodian fees	266,765
Transfer agent fees (Note 2)	3,312,855
Directors’/Trustees’ fees (Note 5)	49,887
Auditing fees	35,731
Legal fees	7,921
Portfolio accounting fees	249,338
Other service fees (Notes 2 and 5)	1,881,728
Share registration costs	227,160
Printing and postage	121,522
Taxes	200
Miscellaneous (Note 5)	52,302
TOTAL EXPENSES	35,897,729
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(3,426,613)
Reimbursement of other operating expenses (Notes 2 and 5)	(2,039,350)
TOTAL WAIVER AND REIMBURSEMENTS	(5,465,963)
Net expenses	30,431,766
Net investment income	76,198,097
Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Foreign Exchange Contracts and Futures Contracts:
Net realized loss on investments (including net realized loss of $(7,801,173) on sales of investments in affiliated holdings*)	$(34,105,370)
Net realized gain on foreign currency transactions	651,935
Net realized gain on futures contracts	62,411,204
Realized gain distribution from affiliated investment company shares*	62,897
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(25,587,554) on investments in affiliated holdings*)	(261,689,455)
Net change in unrealized appreciation of translation of assets and liabilities in foreign currency	1,398
Net change in unrealized appreciation of foreign exchange contracts	(260,181)
Net change in unrealized appreciation of futures contracts	2,727,904
Net realized and unrealized gain (loss) on investments, foreign currency transactions, foreign exchange contracts and futures contracts	(230,199,668)
Change in net assets resulting from operations	$(154,001,571)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended September 30	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$76,198,097	$59,296,705
Net realized gain (loss)	29,020,666	1,751,388
Net change in unrealized appreciation/depreciation	(259,220,334)	17,322,326
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(154,001,571)	78,370,419
Distributions to Shareholders:
Class A Shares	(10,024,131)	(8,051,351)
Institutional Shares	(56,460,865)	(48,074,615)
Service Shares	(146,764)	(150,422)
Class R6 Shares	(8,484,272)	(3,823,635)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(75,116,032)	(60,100,023)
Share Transactions:
Proceeds from sale of shares	4,374,996,869	10,538,613,489
Net asset value of shares issued to shareholders in payment of distributions declared	54,738,208	44,642,606
Cost of shares redeemed	(7,758,190,874)	(5,994,911,288)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,328,455,797)	4,588,344,807
Change in net assets	(3,557,573,400)	4,606,615,203
Net Assets:
Beginning of period	9,271,647,887	4,665,032,684
End of period	$5,714,074,487	$9,271,647,887
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
September 30, 2022
1. ORGANIZATION
Federated Hermes Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Hermes Ultrashort Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return consistent with current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Directors have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses
Annual Shareholder Report

mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
Annual Shareholder Report

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver and reimbursements of $5,465,963 is disclosed in this Note 2 and Note 5.
Transfer Agent Fees
For the year ended September 30, 2022, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$812,468	$(598,643)
Institutional Shares	2,433,278	(1,437,763)
Service Shares	5,993	(2,944)
Class R6 Shares	61,116	—
TOTAL	$3,312,855	$(2,039,350)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. The Fund will incur or
Annual Shareholder Report

pay up to 0.15% and 0.10% of the maximum 0.25% on Class A Shares and Service Shares, respectively, until such time as approved by the Directors. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended September 30, 2022, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$1,866,087
Service Shares	15,641
TOTAL	$1,881,728
For the year ended September 30, 2022, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended September 30, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2022, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the
Annual Shareholder Report

value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $884,600,542. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
At September 30, 2022, the Fund had no outstanding foreign exchange contracts.
The average value at settlement date receivable of foreign exchange contracts sold by the Fund throughout the period was $211,128. This is based on the contracts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
Annual Shareholder Report

As of September 30, 2022, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$1,058,028	$1,083,960
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$4,096,678*

*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the
Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended September 30, 2022
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$62,411,204

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Total
Interest rate contracts	$2,727,904	$—	$2,727,904
Foreign exchange contracts	—	(260,181)	(260,181)
TOTAL	$2,727,904	$(260,181)	$2,467,723
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Shareholder Report

3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Year Ended 9/30/2022		Year Ended 9/30/2021
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	59,730,201	$546,731,862	201,827,152	$1,861,651,488
Shares issued to shareholders in payment of distributions declared	1,087,350	9,861,896	858,231	7,915,352
Shares redeemed	(146,344,006)	(1,331,892,095)	(101,040,251)	(932,117,246)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(85,526,455)	$(775,298,337)	101,645,132	$937,449,594
	Year Ended 9/30/2022		Year Ended 9/30/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	350,309,097	$3,194,400,623	855,553,995	$7,886,479,001
Shares issued to shareholders in payment of distributions declared	4,346,729	39,395,165	3,627,678	33,444,917
Shares redeemed	(632,530,477)	(5,750,109,049)	(516,136,185)	(4,758,535,990)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(277,874,651)	$(2,516,313,261)	343,045,488	$3,161,387,928
	Year Ended 9/30/2022		Year Ended 9/30/2021
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	296,356	$2,691,307	2,114,981	$19,500,270
Shares issued to shareholders in payment of distributions declared	15,785	142,835	15,877	146,377
Shares redeemed	(387,684)	(3,518,386)	(2,261,222)	(20,848,185)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(75,543)	$(684,244)	(130,364)	$(1,201,538)
	Year Ended 9/30/2022		Year Ended 9/30/2021
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	69,399,418	$631,173,077	83,611,976	$770,982,730
Shares issued to shareholders in payment of distributions declared	589,778	5,338,312	340,174	3,135,960
Shares redeemed	(74,158,510)	(672,671,344)	(30,745,078)	(283,409,867)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(4,169,314)	$(36,159,955)	53,207,072	$490,708,823
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(367,645,963)	$(3,328,455,797)	497,767,328	$4,588,344,807
Annual Shareholder Report

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2022 and 2021, was as follows:
	2022	2021
Ordinary income	$75,116,032	$60,100,023
As of September 30, 2022, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$1,173,894
Net unrealized depreciation	$(214,769,971)
Capital loss carryforwards	$(3,088,645)
The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for deferral of losses on wash sales and mark-to-market of futures contracts.
At September 30, 2022, the cost of investments for federal tax purposes was $5,947,250,720. The net unrealized depreciation of investments for federal tax purposes was $214,769,971. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $262,629 and net unrealized depreciation from investments for those securities having an excess of cost over value of $215,032,600. The amounts presented are inclusive of derivative contracts.
As of September 30, 2022, the Fund had a capital loss carryforward of $3,088,645 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$3,088,645	$—	$3,088,645
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended September 30, 2022, the Adviser voluntarily waived $3,257,416 of its fee and voluntarily reimbursed $2,039,350 of transfer agent fees. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended September 30, 2022, the Adviser reimbursed $169,197.
Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee.
For the year ended September 30, 2022, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the year ended September 30, 2022, FSSC received $5,286 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.51%, 0.36%, 0.46% and 0.35% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Annual Shareholder Report

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2022, were as follows:
Purchases	$1,169,936,726
Sales	$3,318,360,932
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of September 30, 2022, the Fund had no outstanding loans. During the year ended September 30, 2022, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2022, there were no outstanding loans. During the year ended September 30, 2022, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under
Annual Shareholder Report

these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
11. Recent Accounting Pronouncements
In January 2021, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2021-01 “Reference Rate Reform (Topic 848)”. ASU No. 2021-01 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2021-01 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2022. Management does not expect ASU No. 2021-01 to have a material impact on the financial statements.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Federated Hermes Total Return Series, Inc. and THE Shareholders of Federated Hermes Ultrashort Bond Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Ultrashort Bond Fund (the “Fund’’), a portfolio of Federated Hermes Total Return Series Inc., including the portfolio of investments, as of September 30, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year or period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Annual Shareholder Report

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of September 30, 2022, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
November 22, 2022
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2022 to September 30, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 4/1/2022	Ending Account Value 9/30/2022	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$993.50	$2.55
Institutional Shares	$1,000	$994.20	$1.80
Service Shares	$1,000	$993.70	$2.30
Class R6 Shares	$1,000	$995.40	$1.75
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,022.51	$2.59
Institutional Shares	$1,000	$1,023.26	$1.83
Service Shares	$1,000	$1,022.76	$2.33
Class R6 Shares	$1,000	$1,023.31	$1.78

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.51%
Institutional Shares	0.36%
Service Shares	0.46%
Class R6 Shares	0.35%
Annual Shareholder Report

Board of Directors and Corporation Officers
The Board of Directors is responsible for managing the Corporation’s business affairs and for exercising all the Corporation’s powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “Independent” Directors). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2021, the Corporation comprised three portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Director Indefinite Term Began serving: March 1995
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Director Indefinite Term Began serving: May 2016
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of certain of the Funds in the Federated Hermes Fund Family;
Director and Vice President, Federated Hermes, Inc.; President,
Director/Trustee and CEO, Federated Advisory Services Company,
Federated Equity Management Company of Pennsylvania, Federated
Global Investment Management Corp., Federated Investment
Counseling, Federated Investment Management Company; President
of some of the Funds in the Federated Hermes Fund Family and
Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales
Division of Federated Securities Corp.; President and Director of
Federated Investment Counseling; President and CEO of Passport
Research, Ltd.; Director, Edgewood Securities Corp.; Director,
Federated Services Company; Chairman and Director, Southpointe
Distribution Services, Inc. and President, Technology, Federated
Services Company.

*
Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Director Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings,
Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Director Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Lead Director, Member of the Audit and Nominating and
Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation
Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Director Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director, Saint Francis University.

Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Director Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, The Golisano Children’s Museum of Naples,
Florida; and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Director Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Executive Vice President for Legal Affairs,
General Counsel and Secretary to the Board of Directors, Duquesne
University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary to the Board of Directors and Assistant General Counsel and
Director of Risk Management, Duquesne University. Prior to her work at Duquesne University, Ms. Reilly served as Assistant General
Counsel of Compliance and Enterprise Risk as well as Senior Counsel of Environment, Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC
Mercy Hospital.

Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Director Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Director Indefinite Term Began serving: April 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

Annual Shareholder Report

OFFICERS
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004
Principal Occupations: Robert J. Ostrowski joined Federated Hermes,
Inc. in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated
Hermes’ taxable fixed-income products in 2004 and also serves as a
Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice
President of the Fund’s Adviser in 2009 and served as a Senior Vice
President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his
M.S. in Industrial Administration from Carnegie Mellon University.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes Ultrashort Bond Fund (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors. At the request of the Independent Directors, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Directors
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deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
Annual Shareholder Report

regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the (“Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Annual Shareholder Report

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated
Annual Shareholder Report

Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s
Annual Shareholder Report

gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year, three-year and five-year periods ended December 31, 2021, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of
Annual Shareholder Report

investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Annual Shareholder Report

Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared
Annual Shareholder Report

with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Total Return Series, Inc. (the “Corporation”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Ultrashort Bond Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Directors of the Corporation (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2022, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2021 through March 31, 2022 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions
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delayed beyond the normal T+1 settlement, but within seven days of the redemption request, and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period, that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures;
◾ circumstances during the Period under which the Administrator convened meetings of the Liquidity Risk Management Committees more frequently than normal to conduct enhanced liquidity risk monitoring, including prior to the Russian invasion of Ukraine.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Ultrashort Bond Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q762
CUSIP 31428Q747
CUSIP 31428Q754
CUSIP 31428Q713
29291 (11/22)
© 2022 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2022 – $105,364

Fiscal year ended 2021 - $101,960

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2022 - $0

Fiscal year ended 2021 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2022 - $0

Fiscal year ended 2021 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2022 - $0

Fiscal year ended 2021 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)	With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)	Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)	Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2022 – 0%

Fiscal year ended 2021 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2022 – 0%

Fiscal year ended 2021 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2022 – 0%

Fiscal year ended 2021 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2022 - $203,782

Fiscal year ended 2021 - $79,020

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Total Return Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date November 22, 2022

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 22, 2022